UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners VIP Series

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 87.5%
Auto Parts — 2.8%
BorgWarner, Inc. (1)		7,358	$387,178
			387,178
Banks: Diversified — 14.6%
Associated Banc-Corp		35,864	473,046
Commerce Bancshares, Inc.		6,933	260,611
First Horizon National Corp. (1)		40,355	460,447
Marshall & Ilsley Corp.		41,320	290,893
Susquehanna Bancshares, Inc.		29,927	252,584
Whitney Holding Corp.		34,287	280,125
			2,017,706
Biotechnology — 3.5%
Myriad Genetics, Inc. (1)		29,336	481,404
			481,404
Communications Technology — 0.7%
Comverse Technology, Inc. (1)		13,357	89,893
			89,893
Computer Services, Software & Systems — 3.8%
ACI Worldwide, Inc. (1)		21,190	474,444
Parametric Technology Corp. (1)		2,923	57,115
			531,559
Consumer Lending — 4.4%
MGIC Investment Corp. (1)		45,529	420,233
MoneyGram International, Inc. (1)		79,583	194,182
			614,415
Consumer Services: Miscellaneous — 3.0%
Coinstar, Inc. (1)		9,585	412,059
			412,059
Entertainment — 1.7%
Live Nation Entertainment, Inc. (1)		24,335	240,430
			240,430
Financial Data & Systems — 8.4%
Broadridge Financial Solutions, Inc.		12,226	279,609
Euronet Worldwide, Inc. (1)		22,862	411,287
Jack Henry & Associates, Inc.		18,591	474,070
			1,164,966
Health Care Management Services — 1.5%
Magellan Health Services, Inc. (1)		4,436	209,557
			209,557
Insurance: Life — 4.6%
StanCorp Financial Group, Inc.		8,643	328,434
Torchmark Corp.		5,783	307,309
			635,743
Insurance: Multi-Line — 1.0%
eHealth, Inc. (1)		11,045	142,701
			142,701
Insurance: Property-Casualty — 2.5%
Genworth MI Canada, Inc.	CAD	13,670	340,654
			340,654
Medical & Dental Instruments & Supplies — 1.9%
The Cooper Cos., Inc.		5,821	269,047
			269,047
Medical Equipment — 2.8%
Dionex Corp. (1)		4,431	383,016
			383,016
Metals & Minerals: Diversified — 3.5%
Compass Minerals International, Inc.		6,312	483,625
			483,625
Oil Well Equipment & Services — 2.0%
Key Energy Services, Inc. (1)		29,705	282,495
			282,495
Oil: Crude Producers — 6.2%
Concho Resources, Inc. (1)		5,684	376,110
Denbury Resources, Inc. (1)		30,178	479,529
			855,639
Precious Metals & Minerals — 3.5%
New Gold, Inc.(1)		72,650	488,934
			488,934
Securities Brokerage & Services — 4.7%
MF Global Holdings Ltd.(1)		58,126	418,507
optionsXpress Holdings, Inc. (1)		15,316	235,254
			653,761
Semiconductors & Components — 4.9%
Atmel Corp. (1)		84,289	670,940
			670,940
Specialty Retail — 2.9%
GameStop Corp., Class A (1)		20,581	405,651
			405,651
Utilities: Miscellaneous — 2.6%
Calpine Corp. (1)		28,319	352,572
			352,572
Total Common Stocks (Cost $10,139,039)			12,113,945

		Principal Amount
Repurchase Agreements — 12.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $1,790,006, due 10/1/2010 (2)		$1,790,000	1,790,000
Total Repurchase Agreements (Cost $1,790,000)			1,790,000
Total Investments — 100.4% (Cost $11,929,039)			13,903,945
Other Liabilities, Net — (0.4)%			(61,616)
Total Net Assets — 100.0%			$13,842,329

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$1,830,897

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$12,113,945	$—	$—	$12,113,945
Repurchase Agreements	—	1,790,000	—	1,790,000
Total	$12,113,945	$1,790,000	$—	$13,903,945

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 87.3%
Aerospace — 1.9%
Rockwell Collins, Inc.		1,426	$83,065
			83,065
Auto Parts — 2.7%
BorgWarner, Inc. (1)		2,203	115,922
			115,922
Banks: Diversified — 12.8%
Associated Banc-Corp		9,121	120,306
First Horizon National Corp. (1)		12,743	145,397
KeyCorp		19,502	155,236
Marshall & Ilsley Corp.		18,343	129,135
			550,074
Beverage: Brewers & Distillers — 1.4%
Molson Coors Brewing Co., Class B		1,304	61,575
			61,575
Building Materials — 3.3%
Martin Marietta Materials, Inc.		1,847	142,164
			142,164
Chemicals: Diversified — 4.3%
Eastman Chemical Co.		1,242	91,908
FMC Corp.		1,367	93,517
			185,425
Chemicals: Specialty — 4.1%
Praxair, Inc.		1,927	173,931
			173,931
Coal — 2.3%
Peabody Energy Corp.		2,040	99,980
			99,980
Communications Technology — 0.5%
Comverse Technology, Inc. (1)		3,428	23,070
			23,070
Computer Services, Software & Systems — 5.0%
Symantec Corp. (1)		8,440	128,035
Synopsys, Inc. (1)		3,575	88,553
			216,588
Consumer Services: Miscellaneous — 3.2%
eBay, Inc. (1)		5,674	138,446
			138,446
Diversified Financial Services — 4.9%
Ameriprise Financial, Inc.		4,428	209,577
			209,577
Electronic Entertainment — 2.8%
Activision Blizzard, Inc.		11,043	119,485
			119,485
Insurance: Life — 3.9%
Aflac, Inc.		3,226	166,816
			166,816
Insurance: Multi-Line — 2.9%
Genworth Financial, Inc., Class A (1)		10,178	124,375
			124,375
Machinery: Engines — 1.1%
Cummins, Inc.		523	47,373
			47,373
Medical & Dental Instruments & Supplies — 2.2%
St. Jude Medical, Inc. (1)		2,369	93,196
			93,196
Oil: Crude Producers — 5.9%
Southwestern Energy Co. (1)		3,760	125,734
Talisman Energy, Inc.	CAD	7,240	126,660
			252,394
Scientific Instruments: Gauges & Meters — 4.7%
Agilent Technologies, Inc. (1)		6,095	203,390
			203,390
Securities Brokerage & Services — 3.1%
E*TRADE Financial Corp. (1)		9,153	133,085
			133,085
Semiconductors & Components — 4.4%
Atmel Corp. (1)		23,778	189,273
			189,273
Specialty Retail — 1.8%
Advance Auto Parts, Inc.		1,279	75,052
			75,052
Toys — 5.5%
Hasbro, Inc.		3,232	143,856
Mattel, Inc.		3,848	90,274
			234,130
Utilities: Miscellaneous — 2.6%
Calpine Corp. (1)		8,853	110,220
			110,220
Total Common Stocks (Cost $3,281,166)			3,748,606

	Principal Amount
Repurchase Agreements — 12.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $550,002, due 10/1/2010 (2)	$550,000	550,000
Total Repurchase Agreements (Cost $550,000)		550,000
Total Investments — 100.1% (Cost $3,831,166)		4,298,606
Other Liabilities, Net — (0.1)%		(4,779)
Total Net Assets — 100.0%		$4,293,827

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$562,118

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,748,606	$—	$—	$3,748,606
Repurchase Agreements	—	550,000	—	550,000
Total	$3,748,606	$550,000	$—	$4,298,606

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 97.2%
Asset Management & Custodian — 2.0%
State Street Corp.	473,050	$17,815,063
		17,815,063
Banks: Diversified — 6.5%
KeyCorp	3,737,200	29,748,112
Regions Financial Corp.	3,663,868	26,636,320
		56,384,432
Building Materials — 3.5%
Martin Marietta Materials, Inc.	394,195	30,341,189
		30,341,189
Chemicals: Specialty — 4.5%
Praxair, Inc.	429,577	38,773,620
		38,773,620
Computer Services, Software & Systems — 9.9%
Microsoft Corp.	851,877	20,862,468
Symantec Corp. (1)	2,376,400	36,049,988
Synopsys, Inc. (1)	1,166,322	28,889,796
		85,802,252
Consumer Services: Miscellaneous — 3.9%
eBay, Inc. (1)	1,395,170	34,042,148
		34,042,148
Diversified Financial Services — 4.5%
Citigroup, Inc. (1)	9,966,985	38,871,241
		38,871,241
Diversified Manufacturing Operations — 2.5%
Honeywell International, Inc.	490,755	21,563,775
		21,563,775
Diversified Materials & Processing — 2.1%
BHP Billiton Ltd., ADR	244,137	18,632,536
		18,632,536
Drug & Grocery Store Chains — 3.2%
CVS Caremark Corp.	881,030	27,726,014
		27,726,014
Electronic Entertainment — 3.6%
Activision Blizzard, Inc.	2,886,840	31,235,609
		31,235,609
Gold — 1.3%
Goldcorp, Inc.	269,311	11,720,415
		11,720,415
Insurance: Life — 6.5%
Aflac, Inc.	637,786	32,979,914
Prudential Financial, Inc.	438,300	23,747,094
		56,727,008
Insurance: Multi-Line — 6.0%
Genworth Financial, Inc., Class A (1)	2,116,046	25,858,082
MetLife, Inc.	683,200	26,269,040
		52,127,122
Medical & Dental Instruments & Supplies — 2.7%
St. Jude Medical, Inc. (1)	607,997	23,918,602
		23,918,602
Oil Well Equipment & Services — 2.8%
Schlumberger Ltd.	397,265	24,475,497
		24,475,497
Oil: Crude Producers — 11.5%
Canadian Natural Resources Ltd.	514,762	17,810,765
Occidental Petroleum Corp.	359,600	28,156,680
Southwestern Energy Co. (1)	779,132	26,054,174
Talisman Energy, Inc.	1,613,400	28,218,366
		100,239,985
Pharmaceuticals — 9.8%
Abbott Laboratories	546,700	28,559,608
Merck & Co., Inc.	712,221	26,216,855
Pfizer, Inc.	1,796,900	30,852,773
		85,629,236
Scientific Instruments: Gauges & Meters — 5.1%
Agilent Technologies, Inc. (1)	1,341,774	44,774,998
		44,774,998
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	274,339	16,098,213
		16,098,213
Toys — 3.5%
Hasbro, Inc.	674,992	30,043,894
		30,043,894
Total Common Stocks (Cost $748,148,101)		846,942,849

	Principal Amount
Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $24,142,080, due 10/1/2010 (2)	$24,142,000	24,142,000
Total Repurchase Agreements (Cost $24,142,000)		24,142,000
Total Investments — 100.0% (Cost $772,290,101)		871,084,849
Other Liabilities, Net — 0.0%		(305,622)
Total Net Assets — 100.0%		$870,779,227

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/31/2011	$24,625,350

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$846,942,849	$—	$—	$846,942,849
Repurchase Agreements	—	24,142,000	—	24,142,000
Total	$846,942,849	$24,142,000	$—	$871,084,849

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

September 30, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 91.0%
Building Materials — 4.4%
Martin Marietta Materials, Inc.		8,052	$619,762
			619,762
Chemicals: Diversified — 4.2%
Eastman Chemical Co.		4,093	302,882
FMC Corp.		4,127	282,328
			585,210
Chemicals: Specialty — 5.7%
Israel Chemicals Ltd.	ILS	18,695	264,156
Praxair, Inc.		5,848	527,841
			791,997
Coal — 2.6%
Peabody Energy Corp.		7,530	369,045
			369,045
Copper — 3.8%
Antofagasta PLC	GBP	26,521	514,940
Taseko Mines Ltd. (1)		2,140	11,128
			526,068
Diversified Materials & Processing — 4.7%
BHP Billiton Ltd., ADR		5,800	442,656
Vale S.A., ADR		6,970	217,952
			660,608
Fertilizers — 1.8%
Potash Corp. of Saskatchewan, Inc.		1,800	259,272
			259,272
Gold — 9.4%
Agnico-Eagle Mines Ltd.		5,990	425,470
Barrick Gold Corp.		7,600	351,804
Goldcorp, Inc.	CAD	12,370	537,408
			1,314,682
Insurance: Multi-Line — 1.5%
PICO Holdings, Inc. (1)		6,905	206,183
			206,183
Metals & Minerals: Diversified — 4.0%
Compass Minerals International, Inc.		7,341	562,467
			562,467
Oil Well Equipment & Services — 4.5%
Key Energy Services, Inc. (1)		23,107	219,748
Schlumberger Ltd.		6,720	414,019
			633,767
Oil: Crude Producers — 34.3%
ARC Energy Trust (Units)	CAD	16,870	336,941
Canadian Natural Resources Ltd.		9,050	313,130
Concho Resources, Inc. (1)		7,627	504,679
Denbury Resources, Inc. (1)		37,233	591,632
Occidental Petroleum Corp.		6,600	516,780
Oil Search Ltd.	AUD	95,021	564,831
Range Resources Corp.		10,981	418,705
Salamander Energy PLC (1)	GBP	74,863	300,709
Southwestern Energy Co. (1)		20,738	693,479
Talisman Energy, Inc.	CAD	32,066	560,976
			4,801,862
Precious Metals & Minerals — 6.2%
Consolidated Thompson Iron Mines Ltd. (1)	CAD	34,110	292,400
New Gold, Inc. (1)		85,027	572,232
			864,632
Utilities: Miscellaneous — 3.9%
Calpine Corp. (1)		43,317	539,297
			539,297
Total Common Stocks (Cost $10,521,862)			12,734,852

	Principal Amount
Repurchase Agreements — 9.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $1,275,004, due 10/1/2010 (2)	$1,275,000	1,275,000
Total Repurchase Agreements (Cost $1,275,000)		1,275,000
Total Investments — 100.1% (Cost $11,796,862)		14,009,852
Other Liabilities, Net — (0.1)%		(9,865)
Total Net Assets — 100.0%		$13,999,987

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	9/30/2014	$1,302,925

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ILS — Israeli Shekel

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$12,470,696	$264,156	*	$—	$12,734,852
Repurchase Agreements	—	1,275,000		—	1,275,000
Total	$12,470,696	$1,539,156		$—	$14,009,852

*	Consists of a foreign security whose value was determined by a pricing service as a result of movement in the U.S. markets. This investment in securities was classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 95.7%
Aerospace — 1.9%
HEICO Corp., Class A	56,152	$1,913,099
		1,913,099
Air Transport — 0.8%
Allegiant Travel Co.	17,800	753,296
		753,296
Back Office Support, HR, And Consulting — 2.1%
ICF International, Inc. (1)	39,500	990,265
Robert Half International, Inc.	41,700	1,084,200
		2,074,465
Banks: Diversified — 0.9%
IBERIABANK Corp.	18,100	904,638
		904,638
Biotechnology — 5.1%
Halozyme Therapeutics, Inc. (1)	139,081	1,072,314
Nektar Therapeutics (1)	85,900	1,268,743
Pharmasset, Inc. (1)	22,400	660,800
Savient Pharmaceuticals, Inc. (1)	34,400	786,728
Seattle Genetics, Inc. (1)	79,600	1,236,188
		5,024,773
Building Materials — 0.7%
Martin Marietta Materials, Inc.	9,000	692,730
		692,730
Casinos & Gambling — 1.0%
WMS Industries, Inc. (1)	26,043	991,457
		991,457
Cement — 0.7%
Eagle Materials, Inc.	30,069	712,635
		712,635
Communications Technology — 4.6%
ADTRAN, Inc.	36,700	1,295,510
NETGEAR, Inc. (1)	36,400	983,164
Oclaro, Inc. (1)	101,872	1,630,971
Riverbed Technology, Inc. (1)	15,000	683,700
		4,593,345
Computer Services, Software & Systems — 13.2%
comScore, Inc. (1)	83,787	1,970,670
Concur Technologies, Inc. (1)	17,200	850,368
Digital River, Inc. (1)	47,865	1,629,325
Dynavox, Inc., Class A (1)	52,527	426,519
Fortinet, Inc. (1)	41,300	1,032,500
Gartner, Inc. (1)	34,500	1,015,680
Informatica Corp. (1)	47,240	1,814,488
LogMeIn, Inc. (1)	23,400	841,932
Rackspace Hosting, Inc. (1)	46,800	1,215,864
The Ultimate Software Group, Inc. (1)	34,600	1,336,944
VeriFone Systems, Inc. (1)	32,594	1,012,696
		13,146,986
Computer Technology — 1.7%
Isilon Systems, Inc. (1)	32,495	723,989
Super Micro Computer, Inc. (1)	95,300	990,167
		1,714,156
Consumer Electronics — 1.8%
RealD, Inc. (1)	59,730	1,104,408
TiVo, Inc. (1)	79,116	716,791
		1,821,199
Consumer Lending — 1.4%
Portfolio Recovery Associates, Inc. (1)	21,552	1,393,337
		1,393,337
Consumer Services: Miscellaneous — 1.5%
Ancestry.com, Inc. (1)	67,200	1,529,472
		1,529,472
Diversified Retail — 2.1%
GSI Commerce, Inc. (1)	46,429	1,146,796
HSN, Inc. (1)	33,000	986,700
		2,133,496
Education Services — 1.2%
American Public Education, Inc. (1)	35,696	1,172,971
		1,172,971
Engineering & Contracting Services — 1.0%
Aecom Technology Corp. (1)	42,100	1,021,346
		1,021,346
Fertilizers — 1.7%
The Scotts Miracle-Gro Co., Class A	32,300	1,670,879
		1,670,879
Financial Data & Systems — 1.7%
Green Dot Corp., Class A (1)	8,600	416,928
Higher One Holdings, Inc. (1)	6,184	101,974
Wright Express Corp. (1)	32,800	1,171,288
		1,690,190
Foods — 2.1%
Diamond Foods, Inc.	31,000	1,270,690
Dole Food Co., Inc. (1)	94,000	860,100
		2,130,790
Health Care Services — 4.1%
Gentiva Health Services, Inc. (1)	17,600	384,560
HMS Holdings Corp. (1)	18,500	1,090,390
ICON PLC, ADR (1)	47,600	1,029,112
Medidata Solutions, Inc. (1)	80,100	1,537,920
		4,041,982
Health Care: Miscellaneous — 0.6%
MedAssets, Inc. (1)	29,900	629,096
		629,096
Insurance: Property-Casualty — 1.0%
Tower Group, Inc.	43,457	1,014,721
		1,014,721
Machinery: Industrial — 1.2%
Gardner Denver, Inc.	22,300	1,197,064
		1,197,064
Medical & Dental Instruments & Supplies — 3.1%
Align Technology, Inc. (1)	74,500	1,458,710
Neogen Corp. (1)	19,700	666,845
Volcano Corp. (1)	37,726	980,121
		3,105,676
Medical Equipment — 4.6%
Accuray, Inc. (1)	144,936	901,502
Dexcom, Inc. (1)	66,807	883,189
Masimo Corp.	24,500	669,095
SonoSite, Inc. (1)	11,328	379,601
Vital Images, Inc. (1)	53,861	712,581
Zoll Medical Corp. (1)	31,800	1,026,186
		4,572,154
Metal Fabricating — 0.9%
RBC Bearings, Inc. (1)	27,500	934,450
		934,450
Metals & Minerals: Diversified — 0.9%
Thompson Creek Metals Co., Inc. (1)	82,151	885,588
		885,588

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Oil Well Equipment & Services — 4.0%
Complete Production Services, Inc. (1)	57,200	$1,169,740
Core Laboratories N.V.	14,302	1,259,148
Dril-Quip, Inc. (1)	24,410	1,516,105
		3,944,993
Oil: Crude Producers — 0.5%
Comstock Resources, Inc. (1)	21,529	484,187
		484,187
Pharmaceuticals — 3.5%
BioMarin Pharmaceutical, Inc. (1)	39,513	883,116
Eurand N.V. (1)	108,700	1,069,608
Salix Pharmaceuticals Ltd. (1)	38,500	1,529,220
		3,481,944
Power Transmission Equipment — 2.2%
Advanced Energy Industries, Inc. (1)	85,980	1,122,899
Regal-Beloit Corp.	18,200	1,068,158
		2,191,057
Printing And Copying Services — 1.0%
VistaPrint N.V. (1)	25,025	967,216
		967,216
Producer Durables: Miscellaneous — 0.8%
BE Aerospace, Inc. (1)	25,100	760,781
		760,781
Restaurants — 2.5%
BJ’s Restaurants, Inc. (1)	46,048	1,296,711
P.F. Chang’s China Bistro, Inc.	26,369	1,218,248
		2,514,959
Scientific Instruments: Electrical — 1.3%
GrafTech International Ltd. (1)	83,200	1,300,416
		1,300,416
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	59,018	1,002,126
		1,002,126
Semiconductors & Components — 3.2%
Hittite Microwave Corp. (1)	20,400	972,060
Netlogic Microsystems, Inc. (1)	29,538	814,658
O2Micro International Ltd., ADR (1)	41,808	255,447
Power Integrations, Inc.	34,481	1,096,151
		3,138,316
Specialty Retail — 4.4%
Lumber Liquidators Holdings, Inc. (1)	42,158	1,035,822
Tractor Supply Co.	29,100	1,154,106
Ulta Salon, Cosmetics & Fragrance, Inc. (1)	41,300	1,205,960
Zumiez, Inc. (1)	46,464	983,178
		4,379,066
Textiles, Apparel & Shoes — 3.8%
Guess?, Inc.	36,800	1,495,184
Steven Madden Ltd. (1)	28,400	1,166,104
Under Armour, Inc., Class A (1)	24,525	1,104,606
		3,765,894
Transportation Miscellaneous — 1.1%
Dynamex, Inc. (1)	70,370	1,073,142
		1,073,142
Truckers — 1.5%
Marten Transport Ltd.	31,096	720,805
Roadrunner Transportation Systems, Inc. (1)	73,300	794,572
		1,515,377
Utilities: Telecommunications — 1.3%
j2 Global Communications, Inc. (1)	52,434	1,247,405
		1,247,405
Total Common Stocks (Cost $79,644,672)		95,232,870

	Principal Amount
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.12% dated 9/30/2010, maturity value of $3,861,013, due 10/1/2010 (2)	$3,861,000	3,861,000
Total Repurchase Agreements (Cost $3,861,000)		3,861,000
Total Investments — 99.6% (Cost $83,505,672)		99,093,870
Other Assets, Net — 0.4%		366,174
Total Net Assets — 100.0%		$99,460,044

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	5/31/2017	$3,939,794

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$95,232,870	$—	$—	$95,232,870
Repurchase Agreements	—	3,861,000	—	3,861,000
Total	$95,232,870	$3,861,000	$—	$99,093,870

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 93.8%
Australia — 6.1%
Brambles Ltd.	541,904	$3,291,567
Fortescue Metals Group Ltd.(1)	461,966	2,331,463
James Hardie Industries N.V.(1)	142,882	775,833
Woodside Petroleum Ltd.	108,468	4,601,121
Woolworths Ltd.	150,744	4,201,281
		15,201,265
Brazil — 2.6%
B2W Companhia Global do Varejo	66,300	1,226,472
BM&F BOVESPA S.A.	254,000	2,124,172
OGX Petroleo e Gas Participacoes S.A.(1)	242,100	3,155,027
		6,505,671
Denmark — 3.7%
Novo Nordisk A/S, Class B	50,780	5,025,083
Novozymes A/S, Class B	12,992	1,649,908
Vestas Wind Systems A/S(1)	66,888	2,520,406
		9,195,397
France — 6.0%
Essilor International S.A.	62,300	4,290,098
L’Oreal S.A.	37,525	4,226,370
PPR	39,860	6,466,874
		14,983,342
Germany — 4.3%
Adidas AG	58,913	3,646,273
Aixtron AG	31,818	943,250
SAP AG	95,111	4,704,063
TUI AG(1)	125,403	1,530,794
		10,824,380
Hong Kong — 2.2%
Hong Kong Exchanges & Clearing Ltd.	170,000	3,342,161
Li & Fung Ltd.	390,000	2,194,725
		5,536,886
India — 1.0%
Housing Development Finance Corp. Ltd.	82,500	1,337,213
Reliance Capital Ltd.(1)	64,826	1,121,038
		2,458,251
Israel — 1.2%
Teva Pharmaceutical Industries Ltd., ADR	54,400	2,869,600
		2,869,600
Italy — 1.2%
Intesa Sanpaolo	935,430	3,047,165
		3,047,165
Japan — 13.7%
Canon, Inc.	111,900	5,226,405
Hoya Corp.	91,100	2,224,789
Japan Tobacco, Inc.	869	2,895,560
Kyocera Corp.	14,200	1,343,354
Nintendo Co. Ltd.	20,800	5,216,906
Rakuten, Inc.	7,649	5,606,606
Rohm Co. Ltd.	24,200	1,498,730
SMC Corp.	28,400	3,748,646
Trend Micro, Inc.	33,500	1,003,327
Yamada Denki Co. Ltd.	47,690	2,961,590
Yamaha Motor Co. Ltd.(1)	164,200	2,471,400
		34,197,313
Mexico — 0.4%
Wal-Mart de Mexico S.A.B. de C.V., Series V	441,200	1,109,858
		1,109,858
People’s Republic of China — 7.3%
Baidu, Inc., ADR(1)	90,100	9,246,062
China Merchants Bank Co. Ltd., H shares	607,000	1,556,990
CNOOC Ltd.	1,370,000	2,662,645
Ports Design Ltd.	166,500	458,709
Tencent Holdings Ltd.	192,000	4,179,437
		18,103,843
Singapore — 0.8%
Singapore Exchange Ltd.	295,000	2,022,903
		2,022,903
South Africa — 0.4%
Impala Platinum Holdings Ltd.	42,800	1,102,456
		1,102,456
South Korea — 1.1%
Samsung Electronics Co. Ltd.	3,834	2,610,989
		2,610,989
Spain — 5.5%
Banco Santander S.A.	647,760	8,221,536
Industria de Diseno Textil S.A.	68,736	5,464,227
		13,685,763
Sweden — 9.1%
Alfa Laval AB	158,871	2,793,830
Atlas Copco AB, Class B	452,021	7,978,235
Oriflame Cosmetics S.A., SDR	25,515	1,642,359
Sandvik AB	286,759	4,402,962
Svenska Handelsbanken AB, Class A	178,216	5,855,796
		22,673,182
Switzerland — 5.6%
ABB Ltd. (Reg S)(1)	121,694	2,569,565
Compagnie Financiere Richemont S.A., Class A	106,934	5,159,441
Geberit AG	14,434	2,571,870
Syngenta AG (Reg S)	14,703	3,657,543
		13,958,419
Taiwan — 1.1%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	271,266	2,750,637
		2,750,637
Turkey — 1.2%
Turkiye Garanti Bankasi A.S.	506,650	2,935,644
		2,935,644
United Kingdom — 19.3%
Autonomy Corp. PLC(1)	48,867	1,392,541
BG Group PLC	143,790	2,531,731
BHP Billiton PLC	250,000	7,973,108
British American Tobacco PLC	160,500	5,993,990
Lloyds Banking Group PLC(1)	1,930,000	2,239,102
Meggitt PLC	597,744	2,786,361
Prudential PLC	354,000	3,537,470
Rolls-Royce Group PLC(1)	421,000	3,998,391
SABMiller PLC	125,600	4,020,914
Signet Jewelers Ltd.(1)	47,325	1,500,845
Standard Chartered PLC	260,000	7,465,765
Tesco PLC	692,000	4,616,053
		48,056,271
Total Common Stocks (Cost $191,580,356)		233,829,235
Preferred Stocks — 4.6%
Brazil — 4.6%
Itau Unibanco Holding S.A., ADR	188,940	4,568,569
Petroleo Brasileiro S.A., ADR	209,000	6,859,380
		11,427,949
Total Preferred Stocks (Cost $9,248,218)		11,427,949

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2010, maturity value of $3,511,001, due 10/1/2010(2)	$3,511,000	$3,511,000
Total Repurchase Agreements (Cost $3,511,000)		3,511,000
Total Investments — 99.8% (Cost $204,339,574)		248,768,184
Other Assets, Net — 0.2%		548,635
Total Net Assets — 100.0%		$249,316,819

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	9/30/2014	$3,581,725

Legend:

ADR— American Depositary Receipt.

SDR— Swedish Depository Receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$22,481,828	$211,347,407	*	$—	$233,829,235
Preferred Stocks	11,427,949	—		—	11,427,949
Repurchase Agreements	—	3,511,000		—	3,511,000
Total	$33,909,777	$214,858,407		$—	$248,768,184

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 89.1%
Brazil — 9.2%
BM&F BOVESPA S.A.	107,900	$902,355
Lojas Renner S.A.	28,500	976,782
MercadoLibre, Inc.(1)	15,000	1,082,700
OGX Petroleo e Gas Participacoes S.A.(1)	384,800	5,014,681
Petroleo Brasileiro S.A., ADR	73,924	2,681,223
Vale S.A., ADR	93,700	2,929,999
		13,587,740
India — 10.3%
ACC Ltd.	38,000	840,659
Cairn Energy PLC(1)	556,032	3,968,067
Hero Honda Motors Ltd.	34,200	1,423,141
Housing Development Finance Corp. Ltd.	122,500	1,985,558
Infrastructure Development Finance Co. Ltd.	287,100	1,306,256
IVRCL Infrastructures and Projects Ltd.	245,400	875,985
Mahindra & Mahindra Ltd.	143,504	2,212,458
Reliance Capital Ltd.	68,129	1,178,157
Tata Power Co. Ltd.	48,400	1,460,547
		15,250,828
Indonesia — 6.3%
PT Astra International Tbk	398,500	2,528,870
PT Bank Mandiri	2,330,500	1,876,580
PT Bank Rakyat Indonesia	1,323,500	1,481,915
PT Bumi Resources Tbk	6,228,000	1,480,253
PT Semen Gresik (Persero) Tbk	774,000	858,268
PT Tambang Batubara Bukit Asam Tbk	479,500	1,044,962
		9,270,848
Kazakhstan — 0.4%
KazMunaiGas Exploration Production, GDR	29,400	521,024
		521,024
Malaysia — 0.5%
Public Bank Berhad	193,300	778,665
		778,665
Mexico — 4.1%
America Movil S.A.B. de C.V., ADR, Series L	42,800	2,282,524
Cemex S.A.B. de C.V., ADR(1)	171,600	1,458,600
Grupo Financiero Banorte S.A.B. de C.V.	158,936	602,869
Wal-Mart de Mexico S.A.B. de C.V.	705,284	1,774,172
		6,118,165
People’s Republic of China — 16.9%
Alibaba.com Ltd.(1)	647,500	1,346,265
Baidu, Inc., ADR(1)	32,600	3,345,412
Bank of China Ltd., H shares	3,439,000	1,805,393
BYD Co. Ltd., H shares	104,000	830,354
China Construction Bank Corp., H shares	2,769,000	2,420,103
China Life Insurance Co. Ltd., H shares	341,000	1,348,275
China Longyuan Power Group Corp., H shares(1)	1,161,000	1,149,366
China Merchants Bank Co. Ltd., H shares	480,001	1,231,230
China Molybdenum Co. Ltd., H shares	903,000	647,669
China National Building Material Co. Ltd., H shares	318,000	740,437
China Shenhua Energy Co. Ltd., H shares	302,000	1,243,694
China South Locomotive and Rolling Stock Corp., H shares	1,441,000	1,370,379
China Taiping Insurance Holdings Co. Ltd.(1)	432,000	1,443,756
Dongfeng Motor Group Co. Ltd., H shares	514,000	1,047,260
Kunlun Energy Co. Ltd.	552,000	713,785
Parkson Retail Group Ltd.	545,000	947,495
Renhe Commercial Holdings	5,180,000	967,647
SINA Corp.(1)	13,900	703,062
Want Want China Holdings Ltd.	1,843,000	1,706,636
		25,008,218
Peru — 0.6%
Credicorp Ltd.	7,400	842,860
		842,860
Russia — 2.6%
Evraz Group S.A., GDR (Reg S)(1)	31,100	929,423
Mobile TeleSystems, ADR	24,750	525,443
Severstal, GDR (Reg S)(1)	50,000	741,541
VimpelCom Ltd., ADR(1)	36,400	540,540
X5 Retail Group N.V., GDR (Reg S)(1)	28,420	1,139,593
		3,876,540
South Africa — 5.9%
AngloGold Ashanti Ltd.	14,500	671,389
AngloGold Ashanti Ltd., ADR	12,300	568,752
Gold Fields Ltd.	140,800	2,142,008
Gold Fields Ltd., ADR	46,000	702,420
Lonmin PLC(1)	61,900	1,624,075
Massmart Holdings Ltd.	79,528	1,684,204
Naspers Ltd., N shares	27,090	1,321,931
		8,714,779
South Korea — 10.3%
Cheil Industries, Inc.	12,400	1,084,898
GLOVIS Co. Ltd.	10,600	1,418,508
Hyundai Development Co.	24,800	656,600
Hyundai Mobis	9,030	2,035,344
KB Financial Group, Inc.	30,408	1,305,221
NHN Corp.(1)	6,500	1,117,218
Samsung Electronics Co. Ltd.	6,186	4,212,722
Samsung Fire & Marine Insurance Co. Ltd.	10,000	1,710,628
Shinsegae Co. Ltd.	3,150	1,662,753
		15,203,892
Taiwan — 9.6%
Advanced Semiconductor Engineering, Inc.	1,092,205	890,528
China Life Insurance Co. Ltd.	1,872,554	1,618,888
China Steel Corp.	1,374,923	1,422,191
Evergreen Marine Corp.(1)	1,530,000	1,081,489
Far Eastern Department Stores Ltd.	1,235,400	1,555,701
Hon Hai Precision Industry Co. Ltd.	731,990	2,745,248
MediaTek, Inc.	117,282	1,645,724
Polaris Securities Co. Ltd.	903,000	447,459
Taiwan Semiconductor Manufacturing Co. Ltd.	1,362,385	2,696,159
		14,103,387
Thailand — 2.1%
Bank of Ayudhya Public Co. Ltd.	2,822,800	2,346,901
Thoresen Thai Agencies Public Co. Ltd.	1,028,200	816,241
		3,163,142
Turkey — 4.0%
Turkiye Garanti Bankasi A.S.	527,900	3,058,772
Turkiye Is Bankasi	668,782	2,834,841
		5,893,613
Other African Countries — 2.9%
Chariot Oil & Gas Ltd.(1)	207,181	460,888
First Quantum Minerals Ltd.	6,156	468,177
Kenmare Resources PLC(1)	3,381,879	1,070,976
Tullow Oil PLC	116,200	2,326,099
		4,326,140

Other Emerging Markets Countries — 3.4%
Desire Petroleum PLC(1)	195,901	474,958
Dragon Oil PLC(1)	525,090	3,625,930
Rockhopper Exploration PLC(1)	132,050	962,509
		5,063,397
Total Common Stocks (Cost $83,204,255)		131,723,238

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Preferred Stocks — 9.5%
Brazil — 8.2%
All America Latina Logistica (Units)	171,740	$1,736,685
Banco Bradesco S.A.	116,836	2,342,244
Bradespar S.A.	105,600	2,527,660
Compahia Brasileira de Distribuicao Grupo Pao de Acucar, A Shares	39,300	1,355,293
Companhia Energetica de Minas Gerais	87,837	1,425,015
Itausa-Investimentos Itau S.A.	358,732	2,739,254
		12,126,151
South Korea — 1.3%
Samsung Electronics Co. Ltd.	3,874	1,891,843
		1,891,843
Total Preferred Stocks (Cost $8,631,753)		14,017,994

	Principal Amount
Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2010, maturity value of $1,005,000, due 10/1/2010(2)	$1,005,000	1,005,000
Total Repurchase Agreements (Cost $1,005,000)		1,005,000
Total Investments — 99.3% (Cost $92,841,008)		146,746,232
Other Assets, Net — 0.7%		1,022,262
Total Net Assets — 100.0%		$147,768,494

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.50%	4/30/2015	$1,027,872

Legend:

ADR— American Depositary Receipt.

GDR— Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$28,365,080	$103,358,158	*	$—	$131,723,238
Preferred Stocks	12,126,151	1,891,843	*	—	14,017,994
Repurchase Agreements	—	1,005,000		—	1,005,000
Total	$40,491,231	$106,255,001		$—	$146,746,232

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series—(Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2009	$137,250
Change in unrealized appreciation/depreciation	481,900
Net realized gain/loss	(487,991)
Net purchases/sales	(131,159)
Net transfers in and/or out of level 3	—
Balance as of 9/30/10	$—

Changes in net unrealized appreciation/depreciation for Level 3 investments held by the Fund during the nine months ended September 30, 2010 approximate the change in unrealized appreciation/depreciation in the table above.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 5.8%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (1)	$1,729,828	$1,557,892
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	1,700,000	1,819,776
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	346,831	345,066
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (1)	925,127	930,762
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015	5,600,000	5,865,359
DB Master Finance LLC
2006-1 A2
5.779% due 6/20/2031 (2)	5,980,000	6,015,641
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	650,000	665,946
2009-3 A
2.54% due 9/15/2014	5,500,000	5,598,447
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014 (2)	3,975,000	4,170,279
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	1,300,000	1,367,566
USA Auto Owner Trust
2010-1 A4
2.14% due 9/15/2015	2,500,000	2,568,909
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	4,800,000	4,932,949
Total Asset Backed Securities (Cost $34,902,759)		35,838,592
Collateralized Mortgage Obligations — 15.0%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	4,700,446	4,887,449
Banc of America Mortgage Securities, Inc.
2003-2 1A4
4.875% due 4/25/2033 (3)	2,638,469	2,645,376
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	1,616,527	1,659,063
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	2,414,406	2,357,121
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	1,482,843	1,464,738
2006-19CB A15
6.00% due 8/25/2036	1,959,412	1,718,181
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	738,204	707,487
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	3,066,157
1534 Z
5.00% due 6/15/2023	699,832	699,863
3227 PR
5.50% due 9/15/2035	8,458,331	9,352,524
FNMA
2002-77 QG
5.50% due 12/25/2032	4,110,000	4,594,852
2006-45 AC
5.50% due 6/25/2036	681,689	690,601
2002-52 PB
6.00% due 2/25/2032	2,037,755	2,095,871
GMAC Mortgage Corp. Loan Trust
2004-J6 2A1
5.25% due 2/25/2035	1,447,231	1,483,609
GNMA
1997-19 PG
6.50% due 12/20/2027 (1)	3,029,884	3,130,593
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.486% due 6/25/2035 (1)	5,913,000	5,899,140
2004-S2 1A3
4.75% due 11/25/2019	2,659,182	2,695,012
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	2,058,448	2,141,976
2003-10 3A7
5.50% due 11/25/2033	1,798,953	1,810,779
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	1,954,162	2,012,306
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	1,354,221	1,370,183
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	3,580,163	3,666,323
2003-S20 1A4
5.50% due 12/25/2033	4,017,060	4,111,533
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	2,050,733	1,895,810
Wells Fargo Mortgage Backed Securities Trust
2005-1 1A1
4.75% due 1/25/2020	4,565,662	4,708,928
2005-2 2A1
4.75% due 4/25/2020 (3)	4,285,847	4,441,102
2004-2 A1
5.00% due 1/25/2019	2,288,036	2,363,506
2006-1 A3
5.00% due 3/25/2021	5,279,635	5,225,725
2003-2 A7
5.25% due 2/25/2018 (3)	5,516,577	5,745,515
2006-7 1A1
5.25% due 6/25/2021	1,720,081	1,717,036
2007-13 A7
6.00% due 9/25/2037	2,752,117	2,594,999
Total Collateralized Mortgage Obligations (Cost $91,084,502)		92,953,358
Senior Secured Loans — 0.5%
Finance Companies — 0.2%
AGFS Funding Co.
Term Loan B
7.25% due 4/21/2015 (1)	750,000	753,232
		753,232

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Food — 0.1%
Dole Food Co., Inc.
Term Loan B
5.00% - 5.50% due 3/2/2017 (1)	$210,706	$211,629
Term Loan C
5.00% - 5.50% due 3/2/2017 (1)	523,341	525,633
		737,262
Healthcare — 0.1%
IMS Health, Inc.
Term Loan B
5.25% due 2/26/2016 (1)	742,680	746,237
		746,237
Technology — 0.1%
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017 (1)	690,247	690,075
		690,075
Total Senior Secured Loans (Cost $2,888,068)		2,926,806
Commercial Mortgage-Backed Securities — 18.4%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037 (2)	4,420,000	4,857,064
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	2,350,000	2,485,855
2005-6 A4
5.346% due 9/10/2047 (1)	5,800,000	6,385,435
2006-2 A4
5.928% due 5/10/2045 (1)	3,400,000	3,729,338
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	4,500,000	4,799,357
1999-C1 B
6.20% due 2/14/2031	3,814,939	3,969,880
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030 (2)	3,500,000	3,706,058
Commercial Mortgage Pass-Through Certificates
2004-LB2A A3
4.221% due 3/10/2039	871,363	875,349
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2020 (2)	5,800,000	6,407,434
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	1,697,562	1,696,294
2001-CP4 A4
6.18% due 12/15/2035	1,173,361	1,196,333
2001-CK1 A3
6.38% due 12/18/2035	1,246,280	1,246,577
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	4,975,000	5,387,906
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045 (1)	2,100,000	2,058,245
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	4,233,796
2004-GG1 A7
5.317% due 6/10/2036	3,549,000	3,889,731
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042 (1)(3)	4,000,000	4,314,149
2005-LDP5 A4
5.363% due 12/15/2044 (1)(3)	2,880,000	3,171,427
2001-C1 A3
5.857% due 10/12/2035 (3)	3,930,509	4,064,149
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030 (2)	5,000,000	5,366,110
LB UBS Commercial Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	4,400,000	4,706,337
2003-C8 A4
5.124% due 11/15/2032 (1)	1,000,000	1,091,184
2002-C1 A4
6.462% due 3/15/2031	860,147	909,013
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041 (1)	3,750,000	4,086,521
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	228,791	236,312
2005-HQ7 AAB
5.353% due 11/14/2042 (1)	5,000,000	5,319,043
2004-IQ7 A4
5.537% due 6/15/2038 (1)	3,000,000	3,284,153
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
6.93% due 5/18/2032 (1)(2)	4,237,000	4,495,784
SBA Tower Trust
Sec. Nt.
4.254% due 4/15/2015 (2)	5,500,000	5,848,327
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,989,000	2,137,267
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,699,556
2005-C21 APB
5.339% due 10/15/2044 (1)	4,755,000	4,957,218
Total Commercial Mortgage-Backed Securities (Cost $107,624,142)		113,611,202
Corporate Bonds — 33.8%
Aerospace & Defense — 0.2%
L-3 Communications Corp.
5.20% due 10/15/2019	500,000	540,479
TRW, Inc.
7.75% due 6/1/2029	500,000	662,802
		1,203,281
Automotive — 0.9%
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	1,500,000	1,523,287
DaimlerChrysler NA Holdings
6.50% due 11/15/2013	500,000	571,914
Ford Motor Credit Co. LLC
Sr. Nt.
8.00% due 6/1/2014	3,000,000	3,280,566
		5,375,767

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Banking — 5.6%
American Express Bank FSB
6.00% due 9/13/2017	$500,000	$570,309
Bank of America Corp.
Sr. Nt.
7.375% due 5/15/2014	1,500,000	1,724,030
Bank One Corp.
5.25% due 1/30/2013	600,000	646,658
Barclays Bank PLC
Sr. Nt.
5.125% due 1/8/2020	1,600,000	1,729,843
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017 -5/15/2018	2,400,000	2,619,498
City National Corp.
5.125% due 2/15/2013	700,000	736,769
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	800,000	855,908
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	1,000,000	1,051,938
5.30% due 8/13/2019	1,200,000	1,329,390
Deutsche Bank AG London
6.00% due 9/1/2017	800,000	922,201
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	1,600,000	1,740,576
HSBC USA, Inc.
4.625% due 4/1/2014	700,000	750,091
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	1,500,000	1,702,662
Lloyds TSB Bank PLC
5.80% due 1/13/2020 (2)	1,500,000	1,571,370
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. C
6.05% due 8/15/2012	1,000,000	1,073,311
Morgan Stanley
5.95% due 12/28/2017	1,800,000	1,933,517
PNC Bank N.A.
6.875% due 4/1/2018	800,000	939,875
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	1,500,000	1,518,270
Santander U.S. Debt S.A. Unipersonal
3.724% due 1/20/2015 (2)	1,300,000	1,318,873
Sovereign Bank, Inc.
5.125% due 3/15/2013	600,000	628,553
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	800,000	872,453
The Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,600,000	1,732,096
5.625% due 1/15/2017	370,000	391,808
Sr. Nt.
5.375% due 3/15/2020	1,500,000	1,581,018
UBS AG Stamford CT
Sr. Nt.
4.875% due 8/4/2020	1,600,000	1,687,072
USB Realty Corp.
6.091% due 12/22/2049 (2)(4)	950,000	703,000
Wachovia Corp.
5.25% due 8/1/2014	700,000	760,879
Wells Fargo Bank NA
5.75% due 5/16/2016	1,200,000	1,346,992
		34,438,960
Brokerage — 0.7%
BlackRock, Inc.
Sr. Nt.
3.50% due 12/10/2014	1,200,000	1,273,351
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049 (4)(5)	1,000,000	100
Nomura Holdings, Inc.
Sr. Nt.
5.00% due 3/4/2015	1,600,000	1,728,099
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	1,000,000	1,110,990
		4,112,540
Building Materials — 0.5%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,511,478
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	1,500,000	1,556,569
		3,068,047
Chemicals — 0.7%
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	500,000	542,546
Incitec Pivot Finance LLC
6.00% due 12/10/2019 (2)	1,200,000	1,272,239
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	500,000	649,588
The Dow Chemical Co.
Sr. Nt.
5.70% due 5/15/2018	1,500,000	1,630,864
		4,095,237
Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,314,152
		1,314,152
Consumer Products — 0.2%
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	1,000,000	1,089,709
		1,089,709
Diversified Manufacturing — 0.3%
Pall Corp.
Sr. Nt.
5.00% due 6/15/2020	1,000,000	1,085,515
Siemens Financieringsmat N.V.
6.125% due 8/17/2026 (2)	750,000	881,669
		1,967,184
Electric — 1.4%
Alabama Power Co.
5.65% due 3/15/2035	750,000	803,085
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	1,420,000	1,480,857
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	772,934
Nevada Power Co.
6.65% due 4/1/2036	600,000	718,439
Pacific Gas & Electric Co.
6.05% due 3/1/2034	450,000	510,144
PacifiCorp
5.25% due 6/15/2035	350,000	370,625
Potomac Edison Co.
5.35% due 11/15/2014	850,000	938,567

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
PPL Electric Utilities Corp.
6.25% due 5/15/2039	$1,455,000	$1,771,404
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,217,461
		8,583,516
Energy — 2.5%
BP Capital Markets PLC
4.50% due 10/1/2020	1,600,000	1,636,184
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	600,000	689,777
Cenovus Energy, Inc.
Sr. Nt.
5.70% due 10/15/2019	1,300,000	1,523,358
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019 (2)	1,918,600	2,070,169
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	2,000,000	2,086,802
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	500,000	556,306
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020 (2)	1,500,000	1,715,604
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	1,200,000	1,377,406
Tosco Corp.
8.125% due 2/15/2030	500,000	684,658
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	550,000	584,980
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	600,000	766,234
Weatherford International Ltd.
5.15% due 3/15/2013	700,000	749,499
Western Oil Sands, Inc.
8.375% due 5/1/2012	1,000,000	1,101,079
		15,542,056
Entertainment — 0.4%
Time Warner, Inc.
7.57% due 2/1/2024	1,450,000	1,819,347
Viacom, Inc.
6.875% due 4/30/2036	800,000	939,188
		2,758,535
Food And Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 1/15/2015	1,650,000	1,776,156
Diageo Capital PLC
5.50% due 9/30/2016	700,000	816,484
Kraft Foods, Inc.
Sr. Nt.
6.125% due 2/1/2018	1,200,000	1,414,806
6.50% due 2/9/2040	500,000	585,433
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	1,200,000	1,319,797
		5,912,676
Government Related — 1.1%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014 (2)	1,500,000	1,646,637
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	767,153
Petrobras International Finance Co.
5.875% due 3/1/2018	1,250,000	1,388,993
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019 (2)	2,300,000	2,749,116
		6,551,899
Health Insurance — 0.3%
UnitedHealth Group, Inc.
6.50% due 6/15/2037	500,000	573,350
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	1,200,000	1,243,800
		1,817,150
Healthcare — 0.8%
Beckman Coulter, Inc.
Sr. Nt.
7.00% due 6/1/2019	750,000	915,038
Becton Dickinson and Co.
Sr. Nt.
5.00% due 5/15/2019	1,000,000	1,145,038
Life Technologies Corp.
Sr. Nt.
4.40% due 3/1/2015	900,000	960,043
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	757,708
Zimmer Holdings, Inc.
Sr. Nt.
4.625% due 11/30/2019	1,200,000	1,293,195
		5,071,022
Industrial - Other — 0.3%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	1,600,000	1,891,648
		1,891,648
Insurance - Life — 1.8%
AXA SA
6.463% due 12/31/2049 (2)(4)	800,000	694,000
MetLife, Inc.
6.40% due 12/15/2036	500,000	467,500
Sr. Nt. Series A
6.817% due 8/15/2018	1,400,000	1,689,048
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039 (2)	1,000,000	1,233,523
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	1,500,000	1,827,225
Symetra Financial Corp.
6.125% due 4/1/2016 (2)(6)	800,000	827,768
Teachers Insurance & Annuity Association of America
Nt.
6.85% due 12/16/2039 (2)	1,200,000	1,476,695
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.50% due 3/30/2020	1,500,000	1,525,526
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015 (2)	1,100,000	1,227,041
		10,968,326

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Insurance P&C — 1.4%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	$1,000,000	$1,141,927
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	600,000	678,300
Allstate Life Global Funding Trust Nt.
5.375% due 4/30/2013	750,000	828,830
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	1,500,000	1,655,621
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	1,200,000	1,244,016
Liberty Mutual Group, Inc.
7.50% due 8/15/2036 (2)	400,000	406,847
The Northwestern Mutual Life Insurance Co.
Nt.
6.063% due 3/30/2040 (2)	1,500,000	1,742,482
The Travelers Cos., Inc.
Sr. Nt.
5.75% due 12/15/2017	1,000,000	1,147,729
		8,845,752
Media Cable — 1.1%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,110,874
6.50% due 1/15/2017	1,100,000	1,308,557
Time Warner Cable, Inc.
5.40% due 7/2/2012	1,000,000	1,071,365
5.85% due 5/1/2017	2,900,000	3,306,620
		6,797,416
Media Noncable — 0.6%
Discovery Communications LLC
5.625% due 8/15/2019	1,200,000	1,351,854
News America Holdings, Inc.
8.00% due 10/17/2016	500,000	633,308
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,500,000
		3,485,162
Metals And Mining — 1.6%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,812,856
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	750,000	811,137
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	2,250,000	2,470,151
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	1,200,000	1,339,500
Steel Dynamics, Inc.
6.75% due 4/1/2015	1,500,000	1,533,750
Teck Resources Ltd.
Sr. Nt.
5.375% due 10/1/2015	1,500,000	1,651,001
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	457,866
		10,076,261
Non Captive Consumer — 0.2%
Household Finance Corp.
6.375% due 11/27/2012	1,000,000	1,093,711
		1,093,711
Non Captive Diversified — 0.9%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012 - 5/15/2015	1,650,000	1,752,450
General Electric Capital Corp.
6.75% due 3/15/2032	1,000,000	1,111,739
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,331,971
KKR Group Finance Co.
6.375% due 9/29/2020 (2)	1,600,000	1,634,074
		5,830,234
Paper — 0.2%
Rock-Tenn Co.
Sr. Sec. Nt.
8.20% due 8/15/2011	1,300,000	1,360,125
		1,360,125
Pharmaceuticals — 1.0%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	1,400,000	1,613,557
Amgen, Inc.
5.85% due 6/1/2017	400,000	477,504
Astrazeneca PLC
6.45% due 9/15/2037	600,000	755,389
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	1,500,000	1,650,794
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	985,004
Wyeth
5.95% due 4/1/2037	475,000	560,392
		6,042,640
Pipelines — 1.3%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,774,478
Energy Transfer Partners LP
Sr. Nt.
6.70% due 7/1/2018	500,000	582,341
8.50% due 4/15/2014	750,000	890,487
Enterprise Products Operating LLC
5.20% due 9/1/2020	2,000,000	2,165,688
8.375% due 8/1/2066 (1)	400,000	417,500
Magellan Midstream Partners LP
6.55% due 7/15/2019	1,200,000	1,433,381
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	1,000,000	1,087,075
		8,350,950
Railroads — 0.3%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	800,000	946,858
Norfolk Southern Corp.
6.75% due 2/15/2011	1,150,000	1,173,339
		2,120,197
REITs — 1.3%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	1,200,000	1,194,165
Equity One, Inc.
6.25% due 12/15/2014	1,100,000	1,191,863
ERP Operating LP
5.375% due 8/1/2016	775,000	855,497
Liberty Property LP
7.25% due 3/15/2011	700,000	716,032

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
ProLogis
Sr. Sec.
Nt. 6.875% due 3/15/2020	$1,500,000	$1,474,668
Regency Centers LP
6.75% due 1/15/2012	1,375,000	1,441,718
WEA Finance LLC/WCI Finance LLC
5.40% due 10/1/2012 (2)	900,000	960,027
		7,833,970
Retailers — 1.0%
Macy’s Retail Holdings, Inc.
5.90% due 12/1/2016	1,500,000	1,597,500
6.625% due 4/1/2011	1,280,000	1,315,200
Nebraska Book Co., Inc.
Sr. Sec. Nt.
10.00% due 12/1/2011	850,000	860,625
Nordstrom, Inc.
Sr. Nt.
6.25% due 1/15/2018	1,500,000	1,751,335
Target Corp.
Sr. Nt.
7.00% due 1/15/2038	600,000	773,689
		6,298,349
Supermarkets — 0.2%
New Albertsons, Inc.
Sr. Nt.
7.50% due 2/15/2011	1,200,000	1,222,500
		1,222,500
Technology — 1.2%
Agilent Technologies, Inc.
Sr. Nt.
5.50% due 9/14/2015	1,500,000	1,686,406
Cisco Systems, Inc.
5.50% due 2/22/2016	450,000	530,842
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	800,000	918,549
Corning, Inc.
Sr. Nt.
6.625% due 5/15/2019	1,000,000	1,210,678
International Business Machines Corp.
5.70% due 9/14/2017	400,000	477,794
Kla-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	1,500,000	1,720,638
National Semiconductor Corp.
6.60% due 6/15/2017	500,000	582,827
		7,127,734
Wireless — 1.1%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	1,500,000	1,607,214
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	1,500,000	1,599,703
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	1,250,000	1,388,698
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	800,000	904,684
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	1,000,000	1,157,242
6.15% due 2/27/2037	350,000	409,875
		7,067,416
Wirelines — 1.5%
AT&T, Inc.
6.30% due 1/15/2038	1,200,000	1,355,362
Deutsche Telekom International Finance BV
8.75% due 6/15/2030 (1)	850,000	1,190,215
France Telecom S.A.
8.50% due 3/1/2031 (1)	335,000	484,534
Qwest Communications International, Inc.
7.125% due 4/1/2018 (2)	1,500,000	1,575,000
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	1,600,000	1,694,000
Telecom Italia Capital
5.25% due 10/1/2015	550,000	593,525
Verizon Communications, Inc.
5.55% due 2/15/2016	800,000	925,730
6.40% due 2/15/2038	1,250,000	1,445,722
		9,264,088
Total Corporate Bonds (Cost $189,677,003)		208,578,210
Hybrid ARMS — 0.4%
FNMA
5.756% due 12/1/2036 (1)	1,413,871	1,503,609
6.228% due 8/1/2046 (1)	1,020,528	1,078,200
Total Hybrid ARMS (Cost $2,450,987)		2,581,809
Mortgage Pass-Through Securities — 15.5%
FHLMC
5.50% due 12/1/2040 (7)	5,400,000	5,727,375
6.00% due 8/1/2039 - 10/1/2039	15,909,131	17,066,228
7.00% due 9/1/2038	1,297,901	1,443,803
FNMA
4.50% due 12/1/2040 (7)	14,700,000	15,306,375
5.00% due 4/1/2023 - 12/1/2039	27,670,560	29,161,515
5.50% due 12/1/2040 (7)	18,900,000	20,090,114
6.00% due 8/1/2021 - 10/1/2038	4,897,349	5,275,491
6.50% due 2/1/2013 -12/1/2014	188,579	201,276
7.00% due 9/1/2014 - 6/1/2032	291,173	326,258
7.50% due 12/1/2029	264,755	302,104
8.00% due 1/1/2030 - 9/1/2030	88,466	102,522
GNMA
6.00% due 10/15/2032 - 12/15/2033	693,544	760,943
Total Mortgage Pass-Through Securities (Cost $94,721,291)		95,764,004
Municipal Bonds — 2.1%
Arizona Water Infrastructure Finance Authority Revenue
Water Quality-Series A
5.00% due 10/1/2027	1,200,000	1,353,012
California State General Obligation
5.25% due 4/1/2014	800,000	852,096
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	1,821,008
Illinois State Toll Highway Authority Toll Highway Revenue
Build America Bonds-Series A
6.184% due 1/1/2034	1,000,000	1,068,100

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Massachusetts Bay Transportation Authority Revenue
Series A
5.25% due 7/1/2034	$2,400,000	$2,655,024
Massachusetts State Health & Educational Facilities Authority Revenue
Harvard University-Series A
5.50% due 11/15/2036	1,190,000	1,370,357
New York City Municipal Water Finance Authority Water & Sewer Revenue
Build America Bonds-Series EE
6.011% due 6/15/2042	1,600,000	1,784,112
Oregon School Board Association
4.759% due 6/30/2028	450,000	428,688
San Diego County California Water Authority Financing Agency Water Revenue
Build America Bonds-Series B
6.138% due 5/1/2049	1,500,000	1,665,075
Total Municipal Bonds (Cost $11,841,312)		12,997,472
U.S. Treasury — 6.6%
U.S. Treasury Bonds
4.375% due 11/15/2039 - 5/15/2040	15,395,000	17,279,681
U.S. Treasury Notes
1.875% due 8/31/2017	4,600,000	4,596,049
2.625% due 8/15/2020	9,990,000	10,083,656
3.00% due 2/28/2017	1,950,000	2,097,164
3.125% due 4/30/2017	3,600,000	3,895,592
3.50% due 5/15/2020	2,811,000	3,051,256
Total U.S. Treasury (Cost $38,672,610)		41,003,398
Short-Term Investments — 6.8%
Barclays U.S. Funding LLC
0.15% due 10/13/2010 (3)	10,000,000	9,999,500
General Electric Capital Corp.
0.19% due 10/13/2010 (3)	10,000,000	9,999,367
Massachusetts Mutual Life Insurance Co.
0.23% due 10/13/2010 (3)	10,000,000	9,999,233
NetJets, Inc.
0.19% due 10/13/2010 (3)	2,000,000	1,999,873
The Coca-Cola Co.
0.19% due 10/13/2010 (3)	10,000,000	9,999,367
Total Short-Term Investments (Cost $41,997,340)		41,997,340
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $11,573,042, due 10/1/2010 (8)	11,573,000	11,573,000
Total Repurchase Agreements (Cost $11,573,000)		11,573,000
Total Investments — 106.8% (Cost $627,433,014)		659,825,191
Other Liabilities, Net — (6.8)%		(41,911,414)
Total Net Assets — 100.0%		$617,913,777

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2010.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $66,572,831, representing 10.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman
Brothers
Holdings Capital
Trust VII	5.857%	11/29/2049	$1,000,000	$996,693	$100

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Symetra Financial Corp.	$800,000	$794,799	$827,768	3/23/2006-7/20/2006	0.13%

(7)	TBA - To be announced.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	5/15/2013	$11,806,958

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$35,838,592	$—	$35,838,592
Collateralized Mortgage Obligations	—	92,953,358	—	92,953,358
Senior Secured Loans	—	2,926,806	—	2,926,806
Commercial Mortgage-Backed Securities	—	113,611,202	—	113,611,202
Corporate Bonds	—	208,578,210	—	208,578,210
Hybrid ARMS	—	2,581,809	—	2,581,809
Mortgage Pass-Through Securities	—	95,764,004	—	95,764,004
Municipal Bonds	—	12,997,472	—	12,997,472
U.S. Treasury	—	41,003,398	—	41,003,398
Short-Term Investments	—	41,997,340	—	41,997,340
Repurchase Agreements	—	11,573,000	—	11,573,000
Total	$—	$659,825,191	$—	$659,825,191

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 16.5%
Ally Auto Receivables Trust
2010-3 A3
1.11% due 10/15/2014	$1,000,000	$1,004,509
Ally Master Owner Trust
2010-3 A
2.88% due 4/15/2015 (1)	800,000	825,410
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	900,000	901,251
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (2)	158,617	142,852
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017 (1)	450,000	462,220
2009-2A A4
3.03% due 10/15/2016 (1)	740,000	769,899
BMW Vehicle Lease Trust
2009-1 A4
3.66% due 8/15/2013	100,000	102,462
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	850,000	909,888
CenterPoint Energy Transition Bond Co. LLC
2008-A A1
4.192% due 2/1/2020	720,458	789,838
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	268,514	267,148
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	950,000	1,071,724
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (2)	184,630	185,754
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015 (3)	700,000	733,170
2007-C A4A
5.42% due 3/17/2014	192,531	198,506
DB Master Finance LLC
2006-1 A2
5.779% due 6/20/2031 (1)	875,000	880,215
Ford Credit Floorplan Master Owner Trust
2010-3 A2
1.957% due 2/15/2017 (1)(2)	885,000	920,372
GE Capital Credit Card Master Note Trust
2010-3 A
2.21% due 6/15/2016	750,000	768,399
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014 (1)	800,000	839,302
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	600,000	631,184
John Deere Owner Trust
2009-B A4
2.33% due 5/16/2016 (3)	600,000	615,137
Navistar Financial Corp. Owner Trust
2010-A A3
1.99% due 1/21/2014 (1)	950,000	963,068
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	420,000	450,053
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032 (2)	20,695	12,238
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014 (4)	500,000	500,100
World Omni Auto Receivables Trust
2010-A A4
2.21% due 9/15/2013	600,000	616,619
World Omni Automobile Lease Securitization Trust
2009-A A3
1.65% due 2/15/2013	600,000	605,157
Total Asset Backed Securities (Cost $15,893,291)		16,166,475
Collateralized Mortgage Obligations — 12.9%
Banc of America Mortgage Securities, Inc.
2003-2 1A4
4.875% due 4/25/2033 (3)	348,455	349,368
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	396,163	406,587
Chase Mortgage Finance Corp.
2003-S14 3A1
5.50% due 1/25/2034	563,776	577,539
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	321,285	317,362
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	44,072	42,238
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018	691,305	712,252
FHLMC
1534 Z
5.00% due 6/15/2023	95,554	95,558
20 H
5.50% due 10/25/2023	47,346	49,941
FNMA
2003-63 GU
4.00% due 7/25/2033	8,011	8,288
2005-39 CL
5.00% due 12/25/2021	63,357	64,518
2006-45 AC
5.50% due 6/25/2036	48,862	49,501
2002-52 PB
6.00% due 2/25/2032	150,794	155,095
GMAC Mortgage Corp. Loan Trust
2004-J3 A6
5.25% due 7/25/2034	728,845	745,863
2004-J6 2A1
5.25% due 2/25/2035	375,304	384,738
GNMA
2002-93 NV
4.75% due 2/20/2032	1,946	1,958
J.P. Morgan Mortgage Trust
2005-A1 5A1
4.48% due 2/25/2035 (2)	361,863	370,837
2004-S2 1A3
4.75% due 11/25/2019	394,218	399,530
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	250,230	260,384

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	$387,080	$398,333
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	801,710	832,261
RAAC Series
2005-SP1 2A10
5.25% due 9/25/2034	54,131	54,054
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	46,505	47,053
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	853,209	877,871
Residential Funding Mortgage Securities I
2004-S9 2A1
4.75% due 12/25/2019	540,009	545,085
2005-S1 2A1
4.75% due 2/25/2020	434,243	444,694
2003-S20 1A4
5.50% due 12/25/2033	310,514	317,816
Wells Fargo Mortgage Backed Securities Trust
2003-J 2A1
4.432% due 10/25/2033 (2)	389,390	400,239
2003-8 A1
4.50% due 8/25/2018	245,769	254,428
2003-N 2A1
4.731% due 12/25/2033 (2)	838,181	872,135
2005-1 1A1
4.75% due 1/25/2020	610,334	629,486
2003-6 1A1
5.00% due 6/25/2018	376,939	390,171
2004-2 A1
5.00% due 1/25/2019	669,886	691,982
2006-7 1A1
5.25% due 6/25/2021	268,543	268,068
2003-17 1A4
5.50% due 1/25/2034	577,391	590,871
Total Collateralized Mortgage Obligations (Cost $12,388,623)		12,606,104
Senior Secured Loans — 1.5%
Energy — 0.3%
CITGO Petroleum Corp.
Term Loan C
9.00% due 6/15/2017 (2)	299,250	304,580
		304,580
Finance Companies — 0.5%
AGFS Funding Co.
Term Loan B
7.25% due 4/21/2015 (2)	200,000	200,862
Interactive Data Corp.
Term Loan B
6.75% due 1/27/2017 (2)	299,250	302,302
		503,164
Food — 0.2%
Dole Food Co., Inc.
Term Loan B
5.00% due 3/2/2017 (2)	70,235	70,543
Term Loan C
5.00% due 3/2/2017 (2)	174,447	175,211
		245,754
Healthcare — 0.3%
IMS Health, Inc.
Term Loan B
5.25% due 2/26/2016 (2)	247,560	248,746
		248,746
Technology — 0.2%
Dealer Computer Services, Inc.
Term Loan B
5.25% due 4/21/2017 (2)	184,066	184,020
		184,020
Total Senior Secured Loans (Cost $1,451,582)		1,486,264
Commercial Mortgage-Backed Securities — 23.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037 (1)	580,000	637,352
Asset Securitization Corp.
1996-D3 A4
8.168% due 10/13/2026 (2)	600,000	633,438
Banc of America Commercial Mortgage, Inc.
2003-2 A3
4.873% due 3/11/2041	400,000	423,587
2005-6 A4
5.346% due 9/10/2047 (2)	500,000	550,469
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	550,000	586,588
2003-PWR2 A4
5.186% due 5/11/2039	550,000	595,275
1999-C1 B
6.20% due 2/14/2031	381,431	396,922
CDC Commercial Mortgage Trust
2002-FX1 B
5.856% due 5/15/2035	650,000	678,451
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030 (1)	421,000	445,786
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	39,995	40,027
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	288,550	293,902
2004-LB2A A3
4.221% due 3/10/2039	469,866	472,015
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2015 (1)	350,000	354,068
4.523% due 1/15/2015 (1)	550,000	581,158
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	600,000	630,264
2002-CP5 A1
4.106% due 12/15/2035	297,564	304,914
2004-C5 A2
4.183% due 11/15/2037	95,637	95,566
2004-C2 A2
5.416% due 5/15/2036	852,000	934,056
2001-CP4 A4
6.18% due 12/15/2035	167,623	170,905
2001-CK1 A3
6.38% due 12/18/2035	127,171	127,202
1997-C2 F

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
7.46% due 1/17/2035	$575,000	$635,877
First Union National Bank Commercial Mortgage Trust
2001-C4 A2
6.223% due 12/12/2033	678,468	703,841
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	872,000	948,156
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	2,505	2,504
2004-C1 A3
4.596% due 11/10/2038	115,000	120,104
2004-C1 B
4.692% due 11/10/2038	385,000	397,769
2003-C2 A4
5.145% due 7/10/2037	545,000	590,233
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.659% due 5/10/2040 (2)	730,000	801,305
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	155,987	158,882
2005-GG3 A3
4.569% due 8/10/2042	890,000	915,767
2004-GG1 A7
5.317% due 6/10/2036	700,000	767,205
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	58,843	59,367
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2002-C1 A2
4.914% due 7/12/2037	71,823	72,619
2003-CB6 A2
5.255% due 7/12/2037	800,000	864,252
2001-CIBC A3
6.26% due 3/15/2033	278,085	279,322
LB UBS Comm’l. Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035	875,000	936,032
2002-C7 A4
4.96% due 12/15/2031	600,000	641,773
2003-C8 A4
5.124% due 11/15/2032	500,000	545,592
Merrill Lynch Mortgage Trust
2003-KEY1 A4
5.236% due 11/12/2035	500,000	540,554
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	415,000	445,822
2003-T11 A3
4.85% due 6/13/2041	146,591	150,419
2005-HQ7 AAB
5.353% due 11/14/2042 (2)	500,000	531,904
Morgan Stanley Dean Witter Capital I
2002-IQ2 B
5.93% due 12/15/2035	347,000	368,643
Prudential Securities Secured Financing Corp.
1998-C1 D
7.201% due 1/15/2013 (2)	25,822	26,150
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	418,220	430,685
1999-C1 G
6.93% due 5/18/2032 (1)(2)	450,500	478,015
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	596,000	640,428
2004-C11 A5
5.215% due 1/15/2041	575,000	609,330
2005-C21 APB
5.339% due 10/15/2044 (2)	470,000	489,988
Total Commercial Mortgage-Backed Securities (Cost $22,457,854)		23,104,483
Corporate Bonds — 39.0%
Aerospace/Defense — 0.5%
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	500,000	515,625
		515,625
Automotive — 0.5%
Ford Motor Credit Co. LLC
Sr. Nt.
7.50% due 8/1/2012	500,000	530,762
		530,762
Banking — 6.7%
American Express Travel Related Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011 (1)	500,000	520,737
ANZ National Int’l Ltd.
2.375% due 12/21/2012 (1)	500,000	507,052
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	300,000	306,515
Capital One Financial Corp.
Sr. Nt.
5.70% due 9/15/2011	350,000	364,778
Citigroup, Inc.
Sr. Nt.
5.10% due 9/29/2011	300,000	311,739
Countrywide Home Loans, Inc.
Ser. L
4.00% due 3/22/2011	250,000	253,957
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	200,000	207,984
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	300,000	306,888
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. B
4.50% due 11/4/2010	350,000	350,911
Sr. Nt. Ser. C
6.05% due 8/15/2012	350,000	375,659
Morgan Stanley
Sr. Nt.
5.05% due 1/21/2011	250,000	253,299
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/15/2013 (1)(2)(5)	400,000	420,488
Rabobank Nederland N.V.
Nt.
2.65% due 8/17/2012 (1)	250,000	258,060
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	506,090
Santander U.S. Debt S.A. Unipersonal
2.485% due 1/18/2013 (1)	500,000	498,304

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	$500,000	$520,423
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	300,000	303,038
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	300,000	304,474
		6,570,396
Building Materials — 0.8%
CRH America, Inc.
5.625% due 9/30/2011	250,000	260,259
Lafarge S.A.
Sr. Nt.
6.15% due 7/15/2011	300,000	309,088
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	250,000	259,428
		828,775
Chemicals — 0.6%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	300,000	306,301
The Dow Chemical Co.
Sr. Nt.
4.85% due 8/15/2012	300,000	317,503
		623,804
Construction Machinery — 0.3%
Case New Holland, Inc.
7.75% due 9/1/2013	250,000	271,563
		271,563
Consumer Products — 0.3%
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	250,000	272,427
		272,427
Electric — 3.0%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	150,000	163,050
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012 (1)	500,000	519,467
FirstEnergy Corp.
Sr. Nt. Ser. B
6.45% due 11/15/2011	200,000	209,581
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	200,000	200,885
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	200,000	206,787
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	323,392	331,881
National Rural Utilities Cooperative Finance Corp.
Sr. Sec. Nt.
2.625% due 9/16/2012	200,000	206,786
NiSource Finance Corp.
Sr. Nt.
7.875% due 11/15/2010	250,000	251,729
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	250,000	272,292
Pacific Gas & Electric Co.
Sr. Nt.
4.20% due 3/1/2011	200,000	202,997
Virginia Electric and Power Co.
Sr. Nt.
4.50% due 12/15/2010	350,000	352,680
		2,918,135
Energy — 2.2%
BP Capital Markets PLC
3.125% due 3/10/2012	500,000	509,791
Chevron Corp.
3.45% due 3/3/2012	350,000	363,454
OPTI Canada, Inc.
Sr. Sec. Nt.
9.00% due 12/15/2012 (1)	350,000	354,375
Transocean, Inc.
Ser. A
1.625% due 12/15/2037	500,000	496,250
Woodside Finance Ltd.
5.00% due 11/15/2013 (1)	350,000	380,649
		2,104,519
Environmental — 0.3%
Allied Waste North America, Inc.
6.375% due 4/15/2011	100,000	102,890
6.50% due 11/15/2010	200,000	201,315
		304,205
Food And Beverage — 2.5%
Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	250,000	250,000
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	250,000	256,494
3.00% due 10/15/2012	200,000	207,657
Diageo Finance BV
3.875% due 4/1/2011	250,000	254,126
Dr. Pepper Snapple Group, Inc.
1.70% due 12/21/2011	300,000	302,328
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	300,000	310,929
PepsiAmericas, Inc.
5.625% due 5/31/2011	200,000	206,510
SABMiller PLC
6.20% due 7/1/2011 (1)	300,000	311,381
Wm. Wrigley Jr. Co.
2.45% due 6/28/2012 (1)	150,000	151,379
3.05% due 6/28/2013 (1)	150,000	154,171
		2,404,975
Government Related — 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012 (1)	250,000	262,820
		262,820
Health Insurance — 0.3%
UnitedHealth Group, Inc.
Sr. Nt.
5.125% due 11/15/2010	250,000	251,225
		251,225
Healthcare — 1.3%
AmerisourceBergen Corp.
5.625% due 9/15/2012	250,000	269,916
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012	250,000	261,577

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Express Scripts, Inc.
Sr. Nt.
5.25% due 6/15/2012	$300,000	$320,266
Fresenius Medical Care Capital Trust IV
7.875% due 6/15/2011	100,000	102,500
Thermo Fisher Scientific, Inc.
Sr. Nt.
2.15% due 12/28/2012	300,000	305,825
		1,260,084
Insurance - Life — 2.5%
Genworth Financial, Inc.
Sr. Nt.
5.65% due 6/15/2012	500,000	522,052
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	600,000	641,736
Metropolitan Life Global Funding I
Nt.
2.875% due 9/17/2012 (1)	500,000	515,660
New York Life Global Funding
2.25% due 12/14/2012 (1)	200,000	205,047
Prudential Financial, Inc.
Sr. Nt.
5.10% due 12/14/2011	300,000	312,365
The Hartford Financial Services Group, Inc.
Sr. Nt.
5.25% due 10/15/2011	250,000	259,300
		2,456,160
Insurance P&C — 1.6%
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	525,000	544,257
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	500,000	526,844
XL Capital Finance Europe PLC
Sr. Nt.
6.50% due 1/15/2012	500,000	521,741
		1,592,842
Lodging — 0.3%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	300,000	315,375
		315,375
Media Cable — 0.9%
Comcast Corp.
5.45% due 11/15/2010	350,000	351,910
Time Warner Cable, Inc.
5.40% due 7/2/2012	500,000	535,683
		887,593
Media Noncable — 1.0%
NBC Universal, Inc.
Sr. Nt.
2.10% due 4/1/2014 (1)	500,000	502,323
Rainbow National Services LLC
8.75% due 9/1/2012 (1)	200,000	200,750
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	250,000	250,000
		953,073
Metals And Mining — 2.7%
Alcoa, Inc.
Sr. Nt.
6.00% due 1/15/2012	300,000	315,668
Anglo American Capital PLC
2.15% due 9/27/2013 (1)	300,000	302,178
ArcelorMittal
Sr. Nt.
5.375% due 6/1/2013	250,000	268,428
BHP Billiton Finance USA Ltd.
5.00% due 12/15/2010	250,000	252,179
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	450,000	502,312
Rio Tinto Alcan, Inc.
Sr. Nt.
6.45% due 3/15/2011	100,000	102,518
Steel Dynamics, Inc.
7.375% due 11/1/2012	300,000	320,625
United States Steel Corp.
Sr. Nt.
5.65% due 6/1/2013	300,000	312,750
Xstrata Finance Canada Ltd.
5.50% due 11/16/2011 (1)	250,000	261,953
		2,638,611
Natural Gas: Distributors — 0.3%
ONEOK, Inc.
7.125% due 4/15/2011	240,000	247,699
		247,699
Non Captive Consumer — 0.3%
SLM Corp.
Sr. Nt. Ser. A
5.40% due 10/25/2011	250,000	252,585
		252,585
Non Captive Diversified — 0.8%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	300,000	315,348
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	500,000	514,926
		830,274
Packaging — 0.6%
Bemis Co., Inc.
Sr. Nt.
4.875% due 4/1/2012	210,000	219,316
Owens-Brockway Glass Container, Inc.
6.75% due 12/1/2014	300,000	308,250
Pactiv Corp.
Sr. Nt.
5.875% due 7/15/2012	100,000	104,210
		631,776
Paper — 0.3%
Rock-Tenn Co.
Sr. Sec. Nt.
8.20% due 8/15/2011	300,000	313,875
		313,875
Pharmaceuticals — 0.7%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	350,000	363,711
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	350,000	368,421
		732,132

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Pipelines — 1.9%
Energy Transfer Partners LP
Sr. Nt.
5.65% due 8/1/2012	$200,000	$212,780
Enterprise Products Operating LLC
4.60% due 8/1/2012	300,000	315,943
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	300,000	322,054
Kinder Morgan, Inc.
Sr. Nt.
6.50% due 9/1/2012	400,000	423,500
NGPL Pipeco LLC
Sr. Nt.
6.514% due 12/15/2012 (1)	300,000	319,031
Plains All American Pipeline LP
4.25% due 9/1/2012	250,000	260,753
		1,854,061
REITs — 2.0%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	250,000	269,443
CommonWealth REIT
Sr. Nt.
6.95% due 4/1/2012	300,000	316,048
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	200,000	214,388
Mack-Cali Realty LP
Sr. Nt.
7.75% due 2/15/2011	300,000	305,898
Regency Centers LP
6.75% due 1/15/2012	300,000	314,557
7.95% due 1/15/2011	200,000	203,367
Westfield Capital Corp. Ltd.
4.375% due 11/15/2010 (1)	300,000	301,202
		1,924,903
Retailers — 0.7%
Macy’s Retail Holdings, Inc.
5.35% due 3/15/2012	350,000	364,875
Nebraska Book Co.
Sr. Sec. Nt.
10.00% due 12/1/2011	200,000	202,500
The Home Depot, Inc.
Sr. Nt.
5.20% due 3/1/2011	100,000	101,877
		669,252
Supermarkets — 0.3%
The Kroger Co.
6.80% due 4/1/2011	250,000	257,353
		257,353
Technology — 1.3%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	200,000	204,032
4.45% due 9/14/2012	300,000	315,783
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	200,000	209,700
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	250,000	257,222
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	250,000	266,546
		1,253,283
Wireless — 0.4%
Cellco Partnership
Sr. Nt.
5.25% due 2/1/2012	400,000	423,557
		423,557
Wirelines — 0.8%
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	250,000	264,688
Telecom Italia Capital S.A.
4.875% due 10/1/2010	250,000	250,000
Telefonica Emisiones SAU
2.582% due 4/26/2013	250,000	254,626
		769,314
Total Corporate Bonds (Cost $37,371,025)		38,123,033
Government Agencies — 0.4%
PNC Funding Corp.
2.30% due 6/22/2012 (6)	350,000	360,543
Total Government Agencies (Cost $351,027)		360,543
Hybrid ARMS — 0.1%
FNMA
6.228% due 8/1/2046 (2)	76,602	80,931
Total Hybrid ARMS (Cost $77,289)		80,931
Mortgage-Backed Securities — 0.1%
FHLMC
7.00% due 9/1/2038	110,395	122,804
Total Mortgage-Backed Securities (Cost $114,782)		122,804
U.S. Treasury — 5.2%
U.S. Treasury Notes
0.75% due 8/15/2013 - 9/15/2013	1,900,000	1,906,515
1.25% due 9/30/2015	400,000	399,407
1.875% due 6/30/2015	2,666,000	2,747,230
2.125% due 5/31/2015	75,000	78,194
Total U.S. Treasury (Cost $5,055,285)		5,131,346
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.13%, dated 9/30/2010, maturity value of $2,867,010, due 10/1/2010 (7)	2,867,000	2,867,000
Total Repurchase Agreements (Cost $2,867,000)		2,867,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Total Investments — 102.2% (Cost $98,027,758)		$100,048,983
Other Liabilities, Net — (2.2)%		(2,192,051)
Total Net Assets — 100.0%		$97,856,932

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $15,103,892, representing 15.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2010.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Fair valued security.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	Classified under Government Agencies as a result of participation in a program issuing debt guaranteed by FDIC.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	6.625%	11/15/2010	$2,927,705

The following is a summary of the inputs used as of September 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$16,166,475	$—	$16,166,475
Collateralized Mortgage Obligations	—	12,606,104	—	12,606,104
Senior Secured Loans	—	1,486,264	—	1,486,264
Commercial Mortgage-Backed Securities	—	23,104,483	—	23,104,483
Corporate Bonds	—	38,123,033	—	38,123,033
Government Agencies	—	360,543	—	360,543
Hybrid ARMS	—	80,931	—	80,931
Mortgage-Backed Securities	—	122,804	—	122,804
U.S. Treasury	—	5,131,346	—	5,131,346
Repurchase Agreements	—	2,867,000	—	2,867,000
Total	$—	$100,048,983	$—	$100,048,983

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

September 30, 2010 (unaudited)	Principal Amount	Value
Corporate Bonds — 95.5%
Aerospace/Defense — 1.6%
BE Aerospace, Inc.
Sr. Nt.
6.875% due 10/1/2020	$200,000	$204,000
8.50% due 7/1/2018	520,000	566,800
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	325,000	329,875
Triumph Group, Inc.
8.00% due 11/15/2017	210,000	215,250
		1,315,925
Airlines — 0.3%
Delta Air Lines, Inc.
Sr. Sec. Nt.
9.50% due 9/15/2014 (1)	207,000	224,595
		224,595
Automotive — 7.6%
Accuride Corp.
Sr. Sec. Nt.
9.50% due 8/1/2018 (1)	300,000	315,000
Allison Transmission, Inc.
11.00% due 11/1/2015 (1)	440,000	477,400
American Axle & Manufacturing Holdings, Inc.
Sr. Sec. Nt.
9.25% due 1/15/2017 (1)	250,000	273,750
Ford Motor Credit Co. LLC
Sr. Nt.
6.625% due 8/15/2017	320,000	340,940
7.00% due 4/15/2015	220,000	235,088
8.00% due 12/15/2016	300,000	339,111
8.125% due 1/15/2020	440,000	505,589
8.70% due 10/1/2014	790,000	886,280
Goodyear Tire & Rubber Co.
8.25% due 8/15/2020	120,000	126,300
8.75% due 8/15/2020	220,000	235,400
Lear Corp.
7.875% due 3/15/2018	220,000	233,200
8.125% due 3/15/2020	350,000	374,062
Navistar International Corp.
8.25% due 11/1/2021	560,000	597,800
Titan International, Inc.
Sr. Sec. Nt.
7.875% due 10/1/2017 (1)	600,000	606,000
TRW Automotive, Inc.
7.25% due 3/15/2017 (1)	200,000	212,500
Sr. Nt.
8.875% due 12/1/2017 (1)	390,000	427,050
		6,185,470
Banking — 1.1%
Citigroup Capital XXI
8.30% due 12/21/2057 (2)	420,000	441,000
Zions Bancorporation
Sr. Nt.
7.75% due 9/23/2014	450,000	476,819
		917,819
Brokerage — 1.5%
E*Trade Financial Corp.
Sr. Nt.
12.50% due 11/30/2017 (3)	478,000	544,920
Penson Worldwide, Inc.
Sr. Sec. Nt.
12.50% due 5/15/2017 (1)	660,000	658,350
		1,203,270
Building Materials — 0.4%
Texas Industries, Inc.
9.25% due 8/15/2020 (1)	320,000	332,000
		332,000
Chemicals — 0.7%
Lyondell Chemical Co.
Sr. Sec. Nt.
8.00% due 11/1/2017 (1)	310,000	338,675
NOVA Chemicals Corp.
Sr. Nt.
8.375% due 11/1/2016	260,000	273,650
		612,325
Construction Machinery — 0.4%
Case New Holland, Inc.
Sr. Nt.
7.875% due 12/1/2017 (1)	320,000	347,600
		347,600
Consumer Cyclical Services — 1.3%
Live Nation Entertainment, Inc.
Sr. Nt.
8.125% due 5/15/2018 (1)	170,000	171,700
NCO Group, Inc.
Sr. Nt.
5.251% due 11/15/2013 (2)	125,000	102,812
Service Corp. International
Sr. Nt.
7.625% due 10/1/2018	350,000	374,500
Travelport LLC
Sr. Nt.
4.922% due 9/1/2014 (2)	370,000	344,100
West Corp.
Sr. Nt.
8.625% due 10/1/2018 (1)	100,000	100,000
		1,093,112
Consumer Products — 1.4%
Colt Defense LLC
Sr. Nt.
8.75% due 11/15/2017 (1)	220,000	161,700
Easton-Bell Sports, Inc.
Sr. Sec. Nt.
9.75% due 12/1/2016	330,000	358,462
NBTY, Inc.
9.00% due 10/1/2018 (1)	600,000	630,000
		1,150,162
Electric — 5.0%
Calpine Corp.
Sr. Sec. Nt.
7.875% due 7/31/2020 (1)	400,000	411,000
Dynegy Holdings, Inc.
Sr. Nt.
7.50% due 6/1/2015 (1)	260,000	203,450
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	110,000	105,875
Mirant Mid Atlantic Pass Through Tr.
Ser. A
8.625% due 6/30/2012	88,394	90,714
Ser. B
9.125% due 6/30/2017	375,702	402,001

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Mirant North America LLC
7.375% due 12/31/2013	$260,000	$267,800
North American Energy Alliance LLC
Sr. Sec. Nt.
10.875% due 6/1/2016 (1)	490,000	535,325
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	475,000	486,875
8.25% due 9/1/2020 (1)	150,000	154,688
Texas Competitive Electric Holdings Co. LLC
Ser. A
10.25% due 11/1/2015 (4)	965,000	632,075
Ser. B
10.25% due 11/1/2015 (4)	520,000	340,600
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017-6/1/2020	390,000	422,500
		4,052,903
Energy — 12.4%
Allis-Chalmers Energy, Inc.
9.00% due 1/15/2014	430,000	434,300
Alon Refining Krotz Springs, Inc.
Sr. Sec. Nt.
13.50% due 10/15/2014	280,000	272,650
Antero Resources Finance Corp.
9.375% due 12/1/2017	100,000	106,250
Berry Petroleum Co.
Sr. Sub. Nt.
8.25% due 11/1/2016	101,000	103,525
Sr. Nt.
10.25% due 6/1/2014	350,000	394,625
Chesapeake Energy Corp.
6.625% due 8/15/2020	500,000	522,500
6.875% due 8/15/2018	300,000	314,250
9.50% due 2/15/2015	400,000	463,000
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	260,000	267,800
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015 (1)	200,000	203,000
11.75% due 7/15/2014 (1)	290,000	316,100
Continental Resources, Inc.
7.125% due 4/1/2021 (1)	200,000	208,000
Sr. Nt.
7.375% due 10/1/2020 (1)	220,000	232,100
8.25% due 10/1/2019	230,000	251,850
Denbury Resources, Inc.
8.25% due 2/15/2020	418,000	456,142
9.75% due 3/1/2016	280,000	314,300
Harvest Operations Corp.
6.875% due 10/1/2017 (1)	200,000	204,500
Linn Energy LLC
7.75% due 2/1/2021 (1)	330,000	332,888
9.875% due 7/1/2018	210,000	230,475
11.75% due 5/15/2017	220,000	252,450
OPTI Canada, Inc.
Sr. Sec. Nt.
8.25% due 12/15/2014	1,200,000	912,000
9.00% due 12/15/2012 (1)	130,000	131,625
Quicksilver Resources, Inc.
7.125% due 4/1/2016	540,000	533,250
Rosetta Resources, Inc.
9.50% due 4/15/2018	220,000	226,600
SandRidge Energy, Inc.
8.625% due 4/1/2015 (3)	220,000	220,000
Sr. Nt.
9.875% due 5/15/2016 (1)	200,000	206,500
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015 (1)	660,000	674,850
Tesoro Corp.
9.75% due 6/1/2019	220,000	242,000
Venoco, Inc.
11.50% due 10/1/2017	870,000	920,025
Whiting Petroleum Corp.
6.50% due 10/1/2018	200,000	204,500
		10,152,055
Entertainment — 0.3%
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016	260,000	278,200
		278,200
Financial - Other — 0.1%
FTI Consulting, Inc.
6.75% due 10/1/2020 (1)	120,000	120,900
		120,900
Food And Beverage — 2.3%
Aramark Corp.
Sr. Nt.
3.966% due 2/1/2015 (2)	108,000	98,415
8.50% due 2/1/2015	628,000	653,120
Michael Foods, Inc.
Sr. Nt.
9.75% due 7/15/2018 (1)	500,000	535,000
Reddy Ice Corp.
Sr. Sec. Nt.
11.25% due 3/15/2015	550,000	562,375
		1,848,910
Gaming — 3.5%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	170,000	151,300
Harrah’s Operating Co., Inc.
Sr. Sec. Nt.
10.00% due 12/15/2018	420,000	335,475
Marina District Finance Co., Inc.
Sr. Sec. Nt.
9.50% due 10/15/2015 (1)	200,000	194,000
MGM Resorts International
Sr. Nt.
7.50% due 6/1/2016	260,000	219,700
Sr. Sec. Nt.
9.00% due 3/15/2020 (1)	170,000	178,925
11.125% due 11/15/2017	210,000	239,137
Sr. Nt.
11.375% due 3/1/2018	140,000	133,350
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	350,000	344,750
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014 (1)	158,000	164,913
Scientific Games International, Inc.
9.25% due 6/15/2019	480,000	510,000
Wynn Las Vegas LLC
7.75% due 8/15/2020 (1)	400,000	422,000
		2,893,550

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Healthcare — 5.5%
Alliance HealthCare Services, Inc.
Sr. Nt.
8.00% due 12/1/2016	$780,000	$723,450
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014	390,000	433,875
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
8.00% due 9/15/2016	325,000	352,625
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	200,000	218,750
8.50% due 4/15/2019	260,000	289,900
Sec. Nt.
9.125% due 11/15/2014	277,000	291,889
Sr. Sec. Nt.
9.875% due 2/15/2017	220,000	243,100
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	395,000	398,950
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018 (1)	330,000	384,450
OMEGA Healthcare Investors, Inc.
Sr. Nt.
6.75% due 10/15/2022 (1)	500,000	495,312
US Oncology, Inc.
Sr. Sec. Nt.
9.125% due 8/15/2017	100,000	106,000
Vanguard Health Holding Co. II LLC
8.00% due 2/1/2018 (1)	570,000	570,000
		4,508,301
Home Construction — 1.7%
Beazer Homes USA, Inc.
9.125% due 6/15/2018	600,000	561,750
K Hovnanian Enterprises, Inc.
Sr. Sec. Nt.
10.625% due 10/15/2016	280,000	280,350
Meritage Homes Corp.
Ser. WI
7.15% due 4/15/2020	550,000	519,750
		1,361,850
Industrial - Other — 0.6%
Belden, Inc.
9.25% due 6/15/2019 (1)	260,000	280,800
Diversey, Inc.
8.25% due 11/15/2019	200,000	214,000
		494,800
Insurance - Life — 1.0%
Genworth Financial, Inc.
Sr. Nt. Ser. MTN
6.515% due 5/22/2018	440,000	448,670
Symetra Financial Corp.
8.30% due 10/15/2037 (1)	440,000	392,150
		840,820
Lodging — 0.5%
Host Hotels & Resorts L.P.
9.00% due 5/15/2017	130,000	145,113
Royal Caribbean Cruises Ltd.
Sr. Nt.
6.875% due 12/1/2013	260,000	273,650
		418,763
Media Cable — 2.9%
CCO Holdings LLC
7.25% due 10/30/2017 (1)	400,000	405,500
7.875% due 4/30/2018 (1)	550,000	570,625
DISH DBS Corp.
7.875% due 9/1/2019	770,000	828,712
Virgin Media Finance PLC
Ser. 1
9.50% due 8/15/2016	500,000	565,000
		2,369,837
Media Noncable — 9.8%
Allbritton Communications Co.
Sr. Nt.
8.00% due 5/15/2018	180,000	180,450
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015 (1)	880,000	881,100
Clear Channel Worldwide Holdings, Inc.
Ser. B
9.25% due 12/15/2017	330,000	352,275
Entravision Communications Corp.
Sr. Sec. Nt.
8.75% due 8/1/2017 (1)	400,000	408,000
Gannett Co., Inc.
7.125% due 9/1/2018 (1)	200,000	197,000
Sr. Nt.
9.375% due 11/15/2017	110,000	120,175
GeoEye, Inc.
Sr. Sec. Nt.
9.625% due 10/1/2015	230,000	250,987
Hughes Network Systems LLC
9.50% due 4/15/2014	300,000	310,500
Sr. Nt.
9.50% due 4/15/2014	440,000	455,400
Inmarsat Finance PLC
7.375% due 12/1/2017 (1)	100,000	104,500
Intelsat Corp.
Sr. Nt.
9.25% due 8/15/2014	260,000	269,100
Intelsat Jackson Holdings Ltd.
11.25% due 6/15/2016	410,000	445,875
Intelsat Jackson Holdings S.A.
Sr. Nt.
7.25% due 10/15/2020 (1)	350,000	351,750
Intelsat Subsidiary Holding Co. Ltd.
8.875% due 1/15/2015 (1)	110,000	113,300
8.875% due 1/15/2015	140,000	144,900
Lamar Media Corp.
Sr. Nt.
6.625% due 8/15/2015	370,000	377,550
7.875% due 4/15/2018	360,000	378,000
LIN Television Corp.
8.375% due 4/15/2018 (1)	180,000	190,125
McClatchy Co.
Sr. Sec. Nt.
11.50% due 2/15/2017	420,000	446,775
Nielsen Finance LLC
7.75% due 10/15/2018 (1)	200,000	198,534
11.50% due 5/1/2016	440,000	499,400
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016	635,000	654,844
Sinclair Broadcast Group, Inc.
8.00% due 3/15/2012	320,000	320,640
Sinclair Television Group, Inc.
Sr. Nt.
8.375% due 10/15/2018 (1)	200,000	201,500
Sr. Sec. Nt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
9.25% due 11/1/2017 (1)	$140,000	$150,150
		8,002,830
Metals And Mining — 1.8%
CONSOL Energy, Inc.
8.00% due 4/1/2017 (1)	330,000	357,225
8.25% due 4/1/2020 (1)	210,000	229,425
New Enterprise Stone & Lime Co.
Sr. Nt.
11.00% due 9/1/2018 (1)	500,000	467,500
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	270,000	279,787
Steel Dynamics, Inc.
7.625% due 3/15/2020 (1)	110,000	114,125
		1,448,062
Natural Gas: Distributors — 0.3%
Inergy L.P.
7.00% due 10/1/2018 (1)	150,000	153,750
8.75% due 3/1/2015	70,000	75,513
		229,263
Non Captive Diversified — 4.7%
Ally Finanical, Inc.
8.00% due 3/15/2020 (1)	220,000	240,350
8.30% due 2/12/2015 (1)	420,000	457,800
CIT Group, Inc.
Sr. Sec. Nt.
7.00% due 5/1/2013	1,260,000	1,266,300
International Lease Finance Corp.
Sr. Nt. Ser. MTN
5.65% due 6/1/2014	840,000	814,800
Sr. Nt.
8.625% due 9/15/2015 (1)	770,000	823,900
PHH Corp.
Sr. Nt.
9.25% due 3/1/2016 (1)	200,000	208,000
		3,811,150
Packaging — 2.4%
Ball Corp.
7.375% due 9/1/2019	200,000	217,500
Bway Holding Co.
10.00% due 6/15/2018 (1)	200,000	216,500
Crown Americas LLC
7.625% due 5/15/2017	260,000	280,800
Owens-Brockway Glass Container, Inc.
7.375% due 5/15/2016	260,000	279,825
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.75% due 10/15/2016 (1)	200,000	203,500
Sr. Nt.
8.50% due 5/15/2018 (1)	440,000	430,100
Silgan Holdings, Inc.
Sr. Nt.
7.25% due 8/15/2016	300,000	318,375
		1,946,600
Paper — 0.7%
Cascades, Inc.
7.75% due 12/15/2017	200,000	208,500
7.875% due 1/15/2020	310,000	323,175
		531,675
Pharmaceuticals — 0.8%
Mylan, Inc.
7.875% due 7/15/2020 (1)	600,000	642,750
		642,750
Pipelines — 3.1%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	520,000	531,700
Crosstex Energy L.P.
8.875% due 2/15/2018	530,000	555,175
Energy Transfer Equity L.P.
7.50% due 10/15/2020	200,000	210,500
MarkWest Energy Partners L.P.
Ser. B
6.875% due 11/1/2014	130,000	131,462
Sr. Nt. Ser. B
8.50% due 7/15/2016	340,000	358,700
Niska Gas Storage US LLC
Sr. Nt.
8.875% due 3/15/2018 (1)	440,000	470,800
Regency Energy Partners L.P.
Sr. Nt.
9.375% due 6/1/2016	260,000	286,650
		2,544,987
Railroads — 0.3%
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017	250,000	274,063
		274,063
Refining — 0.7%
CITGO Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017 (1)	525,000	581,437
		581,437
Retailers — 1.8%
Michaels Stores, Inc.
11.375% due 11/1/2016	110,000	119,487
Nebraska Book Co.
Sr. Sec. Nt.
10.00% due 12/1/2011	400,000	405,000
Sonic Automotive, Inc.
Ser. B
9.00% due 3/15/2018	170,000	176,375
Susser Holdings LLC
8.50% due 5/15/2016	450,000	468,000
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	310,000	325,500
		1,494,362
Supermarkets — 0.6%
Tops Markets LLC
Sr. Sec. Nt.
10.125% due 10/15/2015 (1)	470,000	504,663
		504,663
Technology — 6.8%
Amkor Technology, Inc.
Sr. Nt.
7.375% due 5/1/2018 (1)	360,000	364,500
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	370,000	370,925
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	380,000	407,550
First Data Corp.
9.875% due 9/24/2015	1,300,000	1,062,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
GXS Worldwide, Inc.
Sr. Sec. Nt.
9.75% due 6/15/2015	$380,000	$378,575
Iron Mountain, Inc.
Sr. Sub. Nt.
8.375% due 8/15/2021	260,000	281,125
NXP BV
Sr. Sec. Nt.
3.276% due 10/15/2013 (2)	400,000	378,000
Sitel LLC
Sr. Nt.
11.50% due 4/1/2018 (1)	330,000	264,000
Stream Global Services, Inc.
Sr. Sec. Nt.
11.25% due 10/1/2014	210,000	206,850
SunGard Data Systems, Inc.
10.625% due 5/15/2015	720,000	802,800
Terremark Worldwide, Inc.
Sr. Sec. Nt.
12.00% due 6/15/2017	250,000	285,625
Trans Union LLC
11.375% due 6/15/2018 (1)	400,000	455,000
Viasystems, Inc.
Sr. Sec. Nt.
12.00% due 1/15/2015 (1)	280,000	305,550
		5,563,250
Textile — 0.4%
Hanesbrands, Inc.
Sr. Nt.
8.00% due 12/15/2016	100,000	105,625
Phillips-Van Heusen Corp.
Sr. Nt.
7.375% due 5/15/2020	230,000	242,363
		347,988
Transportation Services — 2.8%
Avis Budget Car Rental LLC
2.876% due 5/15/2014 (2)	85,000	77,775
Sr. Nt.
7.625% due 5/15/2014	85,000	86,275
7.75% due 5/15/2016	255,000	250,538
9.625% due 3/15/2018	350,000	370,125
Hertz Corp.
7.50% due 10/15/2018 (1)	300,000	300,000
8.875% due 1/1/2014	690,000	708,112
Navios Maritime Holdings, Inc.
Sr. Nt.
8.875% due 11/1/2017 (1)	280,000	295,400
Teekay Corp.
Sr. Nt.
8.50% due 1/15/2020	200,000	217,750
		2,305,975
Wireless — 5.2%
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	500,000	515,000
Nextel Communications, Inc.
Ser. F
5.95% due 3/15/2014	740,000	736,300
Ser. E
6.875% due 10/31/2013	200,000	201,250
Ser. D
7.375% due 8/1/2015	100,000	100,500
NII Capital Corp.
8.875% due 12/15/2019	660,000	733,425
SBA Telecommunications, Inc.
8.00% due 8/15/2016	320,000	344,000
Sprint Capital Corp.
6.90% due 5/1/2019	655,000	658,275
Sprint Nextel Corp.
Sr. Nt.
8.375% due 8/15/2017	520,000	564,200
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016 (1)	400,000	372,000
		4,224,950
Wirelines — 1.2%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	460,000	502,550
8.25% due 4/15/2017	220,000	240,625
Windstream Corp.
7.875% due 11/1/2017	240,000	250,200
		993,375
Total Corporate Bonds (Cost $74,273,100)		78,170,547

	Shares
Common Stocks — 0.6%
Banking — 0.6%
Citigroup, Inc. (5)	125,692	490,199
		490,199
Total Common Stocks (Cost $378,408)		490,199
Preferred Stocks — 0.5%
Banking — 0.5%
Citigroup Capital XIII	16,000	414,400
		414,400
Total Preferred Stocks (Cost $400,000)		414,400

	Principal Amount
Repurchase Agreements — 1.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $1,196,004, due 10/1/2010 (6)	$1,196,000	1,196,000
Total Repurchase Agreements (Cost $1,196,000)		1,196,000
Total Investments — 98.1% (Cost $76,247,508)		80,271,146
Other Assets, Net — 1.9%		1,580,072
Total Net Assets — 100.0%		$81,851,218

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2010, the aggregate market value of these securities amounted to $25,059,155, representing 30.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2010.
(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	Step-up bond.
(5)	Non-income producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	0.95%	11/30/2010	$1,224,575

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series—(Continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$78,170,547	$—	$78,170,547
Common Stocks	490,199	—	—	490,199
Preferred Stocks	414,400	—	—	414,400
Repurchase Agreements	—	1,196,000	—	1,196,000
Total	$904,599	$79,366,547	$—	$80,271,146

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2010 (unaudited)	Principal Amount	Value
Commercial Paper — 57.7%
Aerospace & Defense — 1.3%
United Technologies Corp.
0.17% due 10/28/2010 (1)	$2,250,000	$2,249,713
		2,249,713
Agricultural — 2.8%
Archer Daniels Midland Co.
0.21% due 10/7/2010 (1)	5,000,000	4,999,825
		4,999,825
Airport Development & Maintenance — 2.8%
Los Angeles Department of Airports
0.24% due 10/18/2010	5,000,000	4,999,433
		4,999,433
Conglomerates — 2.8%
General Electric Capital Corp.
0.20% due 10/29/2010	5,000,000	4,999,222
		4,999,222
Education Revenue — 2.8%
Pres & Fell Harvard
0.21% due 12/6/2010	5,000,000	4,998,075
		4,998,075
Electric — 8.5%
American Transmission Co., LLC
0.28% due 10/8/2010 (1)	5,000,000	4,999,728
Electricite de France
0.22% due 11/29/2010 (1)	5,000,000	4,998,197
Emerson Electric Co.
0.20% due 10/19/2010 (1)	5,000,000	4,999,500
		14,997,425
Finance Companies — 1.2%
Private Export Funding Corp.
0.34% due 12/13/2010 (1)	2,000,000	1,998,621
		1,998,621
Food And Beverage — 10.2%
Nestle Capital Corp.
0.17% due 10/12/2010 (1)	5,000,000	4,999,740
Pepsico, Inc.
0.15% due 10/15/2010 (1)	5,000,000	4,999,709
The Coca-Cola Co.
0.36% due 10/6/2010 (1)	3,000,000	2,999,850
Unilever Capital Corp.
0.17% due 10/8/2010 (1)	5,000,000	4,999,835
		17,999,134
Internet — 2.8%
Google, Inc.
0.23% due 10/19/2010 (1)	5,000,000	4,999,425
		4,999,425
Machinery — 2.8%
John Deere Bank S.A.
0.21% due 11/4/2010 (1)	5,000,000	4,999,008
		4,999,008
Personal Products — 2.8%
L’Oreal U.S.A., Inc.
0.18% due 11/16/2010 (1)	5,000,000	4,998,850
		4,998,850
Pharmaceuticals — 8.5%
Medtronic, Inc.
0.21% due 11/12/2010 (1)	5,000,000	4,998,775
Roche Holdings, Inc.
0.18% due 10/5/2010 (1)	5,000,000	4,999,900
Sanofi-Aventis
0.20% due 10/26/2010 (1)	5,000,000	4,999,306
		14,997,981
Retailers — 2.8%
Wal-Mart Stores, Inc.
0.19% due 10/7/2010 (1)	5,000,000	4,999,842
		4,999,842
Transportation — 2.8%
NetJets, Inc.
0.22% due 11/2/2010 (1)	5,000,000	4,999,022
		4,999,022
Utilities—Electric & Water — 2.8%
National Rural Utilities Cooperative Finance Corp.
0.21% due 10/25/2010	5,000,000	4,999,300
		4,999,300
Total Commercial Paper (Cost $102,234,876)		102,234,876
Municipal Securities — 27.8%
California — 2.8%
Univ. of California
Ser. B
0.26% due 11/5/2010	5,000,000	4,998,736
		4,998,736
Connecticut — 4.9%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.32% due 10/7/2010 (2)	8,615,000	8,615,000
		8,615,000
District Of Columbia — 0.6%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.24% due 10/7/2010(2)	1,000,000	1,000,000
		1,000,000
Iowa — 2.0%
Iowa Fin. Auth. Single Family
Mtg. Rev. Mtg. Bkd. Secs. Prog. Ser. C
0.26% due 10/7/2010 (2)	3,490,000	3,490,000
		3,490,000
Massachusetts — 2.8%
Massachusetts St. Wtr. Res. Auth.
0.27% due 10/4/2010	5,000,000	5,000,000
		5,000,000
Nebraska — 3.1%
Nebraska Pub. Pwr. Dist.
0.33% due 10/15/2010	2,000,000	1,999,743
0.37% due 11/1/2010	3,525,000	3,523,877
		5,523,620
New York — 11.6%
New York St. Environmental Facs. Corp. St.
Personal Income Tax Rev.
3.50% due 12/15/2010	3,095,000	3,112,395
New York St. Pwr. Auth.
0.29% due 1/18/2011	5,000,000	4,995,610
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.33% due 10/7/2010 (2)	2,500,000	2,500,000
St. Facs. Ser. A3C
0.33% due 10/7/2010 (2)	5,000,000	5,000,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series—(Continued)

September 30, 2010 (unaudited)	Principal Amount	Value
Triborough Brdg. & Tunl. Auth. NY Revs.
Bd. Antic. Nts
2.00% due 11/15/2010	$5,000,000	$5,009,570
		20,617,575
Total Municipal Securities (Cost $49,244,931)		49,244,931
U.S. Government Securities — 13.6%
U.S. Treasury Bills — 13.6%
United States Treasury Bill
0.17% due 12/16/2010	5,000,000	4,998,205
0.175% due 12/23/2010	5,000,000	4,997,983
0.18% due 2/10/2011	5,000,000	4,996,700
0.185% due 1/13/2011	4,000,000	3,997,862
0.245% due 9/22/2011	5,000,000	4,987,886
		23,978,636
Total U.S. Government Securities (Cost $23,978,636)		23,978,636
Repurchase Agreements — 1.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $1,754,006, due 10/1/2010 (2)	1,754,000	1,754,000
Total Repurchase Agreements (Cost $1,754,000)		1,754,000
Total Investments — 100.1% (Cost $177,212,443)		177,212,443
Other Liabilities, Net — (0.1)%		(96,865)
Total Net Assets — 100.0%		$177,115,578

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2010, the aggregate market value of these securities amounted to $82,238,846, representing 46.4% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2010.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.125%	5/31/2015	$1,789,739

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Commercial Paper	$—	$102,234,876	$—	$102,234,876
Municipal Securities	—	49,244,931	—	49,244,931
U.S. Government Securities	—	23,978,636	—	23,978,636
Repurchase Agreements	—	1,754,000	—	1,754,000
Total	$—	$177,212,443	$—	$177,212,443

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2010 (unaudited)	Shares	Value
Common Stocks — 97.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,954	$116,624
The Interpublic Group of Companies, Inc. (1)	4,772	47,863
		164,487
Aerospace — 2.2%
FLIR Systems, Inc. (1)	1,545	39,707
General Dynamics Corp.	3,723	233,842
Goodrich Corp.	1,221	90,024
L-3 Communications Holdings, Inc.	1,123	81,159
Lockheed Martin Corp.	2,910	207,425
Northrop Grumman Corp.	2,878	174,493
Raytheon Co.	3,652	166,933
Rockwell Collins, Inc.	1,530	89,122
Textron, Inc.	2,656	54,607
The Boeing Co.	7,150	475,761
United Technologies Corp.	9,073	646,270
		2,259,343
Air Transport — 0.3%
FedEx Corp.	3,071	262,571
Southwest Airlines Co.	7,263	94,927
		357,498
Aluminum — 0.1%
Alcoa, Inc.	9,965	120,676
		120,676
Asset Management & Custodian — 0.7%
Federated Investors, Inc., Class B	874	19,892
Franklin Resources, Inc.	1,447	154,684
Invesco Ltd.	4,551	96,618
Janus Capital Group, Inc.	1,793	19,633
Legg Mason, Inc.	1,507	45,677
Northern Trust Corp.	2,364	114,040
State Street Corp.	4,904	184,685
T. Rowe Price Group, Inc.	2,524	126,364
		761,593
Auto Parts — 0.3%
Genuine Parts Co.	1,549	69,070
Johnson Controls, Inc.	6,566	200,263
		269,333
Auto Services — 0.0%
The Goodyear Tire & Rubber Co. (1)	2,360	25,370
		25,370
Automobiles — 0.4%
Ford Motor Co. (1)	33,596	411,215
		411,215
Back Office Support, HR, And Consulting — 0.4%
Automatic Data Processing, Inc.	4,823	202,711
Iron Mountain, Inc.	1,962	43,831
Monster Worldwide, Inc. (1)	1,278	16,563
Paychex, Inc.	3,140	86,318
Robert Half International, Inc.	1,452	37,752
		387,175
Banks: Diversified — 3.9%
Bank of America Corp. (2)	97,990	1,284,649
BB&T Corp.	6,776	163,166
Comerica, Inc.	1,720	63,898
Fifth Third Bancorp	7,790	93,714
First Horizon National Corp. (1)	2,268	25,877
Huntington Bancshares, Inc.	6,990	39,633
KeyCorp	8,615	68,575
M&T Bank Corp.	837	68,475
Marshall & Ilsley Corp.	5,138	36,172
PNC Financial Services Group, Inc.	5,133	266,454
Regions Financial Corp.	12,269	89,196
SunTrust Banks, Inc.	4,868	125,741
U.S. Bancorp	18,705	404,402
Wells Fargo & Co.	51,107	1,284,319
Zions Bancorporation	1,692	36,141
		4,050,412
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	5,118	62,747
People’s United Financial, Inc.	3,674	48,092
		110,839
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,015	62,565
Constellation Brands, Inc., Class A (1)	1,684	29,790
Molson Coors Brewing Co., Class B	1,550	73,191
		165,546
Beverage: Soft Drinks — 2.4%
Coca-Cola Enterprises, Inc.	3,237	100,347
Dr. Pepper Snapple Group, Inc.	2,329	82,726
PepsiCo, Inc.	15,565	1,034,138
The Coca-Cola Co.	22,536	1,318,807
		2,536,018
Biotechnology — 1.4%
Amgen, Inc. (1)	9,355	515,554
Baxter International, Inc.	5,706	272,233
Biogen Idec, Inc. (1)	2,364	132,668
Celgene Corp. (1)	4,482	258,208
Cephalon, Inc. (1)	736	45,956
Genzyme Corp. (1)	2,488	176,126
Life Technologies Corp. (1)	1,780	83,108
		1,483,853
Building Materials — 0.1%
Masco Corp.	3,495	38,480
Vulcan Materials Co.	1,254	46,298
		84,778
Cable Television Services — 1.0%
Comcast Corp., Class A	27,432	495,971
DIRECTV, Class A (1)	8,470	352,606
Scripps Networks Interactive, Inc., Class A	871	41,442
Time Warner Cable, Inc.	3,453	186,427
		1,076,446
Casinos & Gambling — 0.0%
International Game Technology	2,911	42,064
		42,064
Chemicals: Diversified — 1.0%
Airgas, Inc.	730	49,604
E.I. du Pont de Nemours & Co.	8,836	394,262
Eastman Chemical Co.	709	52,466
Ecolab, Inc.	2,283	115,839
FMC Corp.	703	48,092
Sigma-Aldrich Corp.	1,194	72,094
The Dow Chemical Co.	11,332	311,177
		1,043,534
Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	2,071	171,520
International Flavors & Fragrances, Inc.	771	37,409
Praxair, Inc.	2,990	269,878
		478,807
Coal — 0.2%
CONSOL Energy, Inc.	2,203	81,423
Massey Energy Co.	1,005	31,175
Peabody Energy Corp.	2,621	128,455
		241,053
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	522	22,326
		22,326

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Commercial Vehicles & Parts — 0.2%
PACCAR, Inc.	3,552	$171,029
		171,029
Communications Technology — 2.1%
Cisco Systems, Inc. (1)	55,767	1,221,297
Harris Corp.	1,274	56,426
JDS Uniphase Corp. (1)	2,182	27,035
Juniper Networks, Inc. (1)	5,083	154,269
QLogic Corp. (1)	1,065	18,787
QUALCOMM, Inc.	15,681	707,527
Tellabs, Inc.	3,721	27,721
		2,213,062
Computer Services, Software & Systems — 5.6%
Adobe Systems, Inc. (1)	5,125	134,019
Akamai Technologies, Inc. (1)	1,776	89,120
Autodesk, Inc. (1)	2,216	70,845
BMC Software, Inc. (1)	1,777	71,933
CA, Inc.	3,799	80,235
Citrix Systems, Inc. (1)	1,812	123,651
Cognizant Technology Solutions Corp., Class A (1)	2,921	188,317
Computer Sciences Corp.	1,497	68,862
Compuware Corp. (1)	2,242	19,124
Google, Inc., Class A (1)	2,428	1,276,618
Intuit, Inc. (1)	2,759	120,872
McAfee, Inc. (1)	1,481	69,992
Microsoft Corp. (2)	74,391	1,821,836
Novell, Inc. (1)	3,397	20,280
Oracle Corp.	37,817	1,015,386
Red Hat, Inc. (1)	1,837	75,317
SAIC, Inc. (1)	2,848	45,511
Salesforce.com, Inc. (1)	1,141	127,564
Symantec Corp. (1)	7,702	116,839
Teradata Corp. (1)	1,628	62,776
VeriSign, Inc. (1)	1,689	53,609
Yahoo! Inc. (1)	13,167	186,576
		5,839,282
Computer Technology — 5.9%
Apple, Inc. (1)(2)	8,924	2,532,185
Dell, Inc. (1)	16,507	213,931
EMC Corp. (1)	20,061	407,439
Hewlett-Packard Co.	22,145	931,640
International Business Machines Corp. (2)	12,335	1,654,617
NetApp, Inc. (1)	3,489	173,717
NVIDIA Corp. (1)	5,582	65,198
SanDisk Corp. (1)	2,277	83,452
Western Digital Corp. (1)	2,227	63,224
		6,125,403
Consumer Electronics — 0.0%
Harman International Industries, Inc. (1)	676	22,585
		22,585
Consumer Lending — 0.1%
SLM Corp. (1)	4,743	54,782
		54,782
Consumer Services: Miscellaneous — 0.3%
eBay, Inc. (1)	11,296	275,623
H & R Block, Inc.	3,017	39,070
		314,693
Containers & Packaging — 0.2%
Ball Corp.	914	53,789
Bemis Co., Inc.	1,070	33,972
Owens-Illinois, Inc. (1)	1,586	44,503
Pactiv Corp. (1)	1,338	44,127
Sealed Air Corp.	1,547	34,777
		211,168
Copper — 0.4%
Freeport-McMoran Copper & Gold, Inc., Class B	4,603	393,050
		393,050
Cosmetics — 0.2%
Avon Products, Inc.	4,165	133,738
Estee Lauder Companies, Inc., Class A	1,114	70,438
		204,176
Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	2,450	115,959
Bank of New York Mellon Corp.	11,857	309,823
Capital One Financial Corp.	4,454	176,156
Citigroup, Inc. (1)	232,061	905,038
JPMorgan Chase & Co. (2)	38,735	1,474,641
Leucadia National Corp. (1)	1,923	45,421
Morgan Stanley	13,647	336,808
The Goldman Sachs Group, Inc.	5,024	726,370
		4,090,216
Diversified Manufacturing Operations — 3.4%
3M Co.	6,958	603,328
Danaher Corp.	5,233	212,512
Dover Corp.	1,817	94,866
Eaton Corp.	1,635	134,871
General Electric Co. (2)	104,427	1,696,939
Honeywell International, Inc.	7,530	330,868
Illinois Tool Works, Inc.	4,901	230,445
ITT Corp.	1,776	83,170
Tyco International Ltd.	4,877	179,132
		3,566,131
Diversified Media — 0.7%
Discovery Communications, Inc., Class A (1)	2,783	121,199
News Corp., Class A	22,282	291,003
Time Warner, Inc.	11,006	337,334
		749,536
Diversified Retail — 2.6%
Amazon.com, Inc. (1)	3,456	542,799
Big Lots, Inc. (1)	739	24,572
Costco Wholesale Corp.	4,284	276,275
Family Dollar Stores, Inc.	1,298	57,320
J.C. Penney Co., Inc.	2,295	62,378
Kohl’s Corp. (1)	2,993	157,671
Macy’s, Inc.	4,136	95,500
Nordstrom, Inc.	1,651	61,417
Sears Holdings Corp. (1)	432	31,165
Target Corp.	7,059	377,233
Wal-Mart Stores, Inc.	19,496	1,043,426
		2,729,756
Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	13,270	417,607
Safeway, Inc.	3,728	78,884
SUPERVALU, Inc.	2,056	23,706
The Kroger Co.	6,264	135,678
Walgreen Co.	9,501	318,284
Whole Foods Market, Inc. (1)	1,431	53,104
		1,027,263
Education Services — 0.1%
Apollo Group, Inc., Class A (1)	1,244	63,879
DeVry, Inc.	602	29,625
		93,504
Electronic Components — 0.4%
Amphenol Corp., Class A	1,689	82,727
Corning, Inc.	15,244	278,660

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Molex, Inc.	1,332	$27,879
		389,266
Electronic Entertainment — 0.1%
Electronic Arts, Inc. (1)	3,198	52,543
		52,543
Energy Equipment — 0.1%
First Solar, Inc. (1)	526	77,506
		77,506
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,746	86,479
Jacobs Engineering Group, Inc. (1)	1,215	47,021
Quanta Services, Inc. (1)	2,047	39,057
		172,557
Entertainment — 0.8%
The Walt Disney Co.	18,677	618,395
Viacom, Inc., Class B	5,921	214,281
		832,676
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	1,289	35,512
		35,512
Fertilizers — 0.3%
CF Industries Holdings, Inc.	683	65,227
Monsanto Co.	5,279	253,022
		318,249
Financial Data & Systems — 1.5%
American Express Co.	10,219	429,504
Discover Financial Services	5,299	88,387
Equifax, Inc.	1,240	38,688
Fidelity National Information Services, Inc.	2,562	69,507
Fiserv, Inc. (1)	1,479	79,600
MasterCard, Inc., Class A	950	212,800
Moody’s Corp.	1,997	49,885
The Dun & Bradstreet Corp.	502	37,218
Total System Services, Inc.	1,658	25,268
Visa, Inc., Class A	4,853	360,384
Western Union Co.	6,413	113,318
		1,504,559
Foods — 1.8%
Campbell Soup Co.	1,870	66,852
ConAgra Foods, Inc.	4,333	95,066
Dean Foods Co. (1)	1,767	18,041
General Mills, Inc.	6,288	229,764
H.J. Heinz Co.	3,090	146,373
Hormel Foods Corp.	684	30,506
Kellogg Co.	2,527	127,639
Kraft Foods, Inc., Class A	17,009	524,898
McCormick & Co., Inc.	1,272	53,475
Mead Johnson Nutrition Co.	2,000	113,820
Sara Lee Corp.	6,471	86,906
Sysco Corp.	5,780	164,846
The Hershey Co.	1,526	72,622
The J.M. Smucker Co.	1,156	69,973
Tyson Foods, Inc., Class A	2,914	46,682
		1,847,463
Forest Products — 0.1%
Weyerhaeuser Co.	5,230	82,425
		82,425
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	2,006	34,022
		34,022
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	6,252	199,564
		199,564
Gas Pipeline — 0.3%
El Paso Corp.	6,855	84,865
EQT Corp.	1,469	52,972
Spectra Energy Corp.	6,322	142,561
		280,398
Gold — 0.3%
Newmont Mining Corp.	4,811	302,179
		302,179
Health Care Facilities — 0.1%
DaVita, Inc. (1)	1,002	69,168
Tenet Healthcare Corp. (1)	4,728	22,316
		91,484
Health Care Management Services — 0.9%
Aetna, Inc.	4,077	128,874
CIGNA Corp.	2,664	95,318
Coventry Health Care, Inc. (1)	1,438	30,960
Humana, Inc. (1)	1,661	83,449
UnitedHealth Group, Inc.	10,985	385,683
WellPoint, Inc. (1)	3,900	220,896
		945,180
Health Care Services — 0.7%
Cerner Corp. (1)	694	58,289
Express Scripts, Inc. (1)	5,292	257,720
McKesson Corp.	2,548	157,415
Medco Health Solutions, Inc. (1)	4,241	220,787
		694,211
Home Building — 0.1%
D.R. Horton, Inc.	2,762	30,713
Lennar Corp., Class A	1,555	23,916
Pulte Group, Inc. (1)	3,285	28,777
		83,406
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	2,804	100,467
Starwood Hotels & Resorts Worldwide, Inc.	1,848	97,112
Wyndham Worldwide Corp.	1,742	47,853
Wynn Resorts Ltd.	736	63,863
		309,295
Household Appliances — 0.1%
Whirlpool Corp.	738	59,748
		59,748
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	1,481	72,910
Newell Rubbermaid, Inc.	2,703	48,141
Snap-On, Inc.	565	26,278
Stanley Black & Decker, Inc.	1,619	99,212
		246,541
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,454	33,093
		33,093
Insurance: Life — 0.7%
AFLAC, Inc.	4,594	237,556
Lincoln National Corp.	3,100	74,152
Principal Financial Group, Inc.	3,117	80,792
Prudential Financial, Inc.	4,554	246,736
Torchmark Corp.	806	42,831
Unum Group	3,206	71,013
		753,080
Insurance: Multi-Line — 2.3%
American International Group, Inc.(1)	1,315	51,417
Aon Corp.	2,611	102,116
Assurant, Inc.	1,044	42,491
Berkshire Hathaway, Inc., Class B(1)	16,893	1,396,713
Genworth Financial, Inc., Class A(1)	4,791	58,546

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
Loews Corp.	3,138	$118,930
Marsh & McLennan Companies, Inc.	5,270	127,112
MetLife, Inc.	8,850	340,283
The Hartford Financial Services Group, Inc.	4,323	99,213
		2,336,821
Insurance: Property-Casualty — 1.0%
ACE Ltd.	3,300	192,225
Cincinnati Financial Corp.	1,591	45,900
The Allstate Corp.	5,228	164,943
The Chubb Corp.	3,118	177,695
The Progressive Corp.	6,551	136,719
The Travelers Companies, Inc.	4,628	241,119
XL Group PLC	3,331	72,150
		1,030,751
Leisure Time — 0.4%
Carnival Corp.	4,228	161,552
Expedia, Inc.	2,020	56,984
Priceline.com, Inc.(1)	463	161,281
		379,817
Luxury Items — 0.1%
Tiffany & Co.	1,240	58,268
		58,268
Machinery: Agricultural — 0.3%
Deere & Co.	4,138	288,750
		288,750
Machinery: Construction & Handling — 0.5%
Caterpillar, Inc.	6,158	484,511
		484,511
Machinery: Engines — 0.2%
Cummins, Inc.	1,941	175,816
		175,816
Medical & Dental Instruments & Supplies — 0.8%
Becton, Dickinson and Co.	2,274	168,503
Boston Scientific Corp. (1)	14,815	90,816
C.R. Bard, Inc.	919	74,834
DENTSPLY International, Inc.	1,407	44,982
Patterson Companies, Inc.	937	26,845
St. Jude Medical, Inc. (1)	3,199	125,849
Stryker Corp.	3,333	166,816
Zimmer Holdings, Inc. (1)	1,978	103,509
		802,154
Medical Equipment — 0.8%
CareFusion Corp. (1)	1,867	46,377
Intuitive Surgical, Inc. (1)	376	106,686
Medtronic, Inc.	10,555	354,437
PerkinElmer, Inc.	1,144	26,472
Thermo Fisher Scientific, Inc. (1)	3,992	191,137
Varian Medical Systems, Inc. (1)	1,206	72,963
		798,072
Medical Services — 0.1%
Laboratory Corp. of America Holdings (1)	1,024	80,312
Quest Diagnostics, Inc.	1,442	72,778
		153,090
Metal Fabricating — 0.2%
Fastenal Co.	1,441	76,647
Precision Castparts Corp.	1,381	175,870
		252,517
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,318	84,246
Titanium Metals Corp. (1)	879	17,545
		101,791
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	1,071	39,756
Lexmark International Group, Inc., Class A (1)	763	34,045
Pitney Bowes, Inc.	2,040	43,615
Xerox Corp.	13,514	139,870
		257,286
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	678	45,948
		45,948
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	4,213	179,474
Cameron International Corp. (1)	2,386	102,502
FMC Technologies, Inc. (1)	1,172	80,036
Halliburton Co.	8,900	294,323
Helmerich & Payne, Inc.	1,022	41,350
Nabors Industries Ltd. (1)	2,797	50,514
National-Oilwell Varco, Inc.	4,082	181,526
Rowan Companies, Inc. (1)	1,113	33,791
Schlumberger Ltd.	13,342	822,001
		1,785,517
Oil: Crude Producers — 2.3%
Anadarko Petroleum Corp.	4,826	275,323
Apache Corp.	3,550	347,048
Cabot Oil & Gas Corp.	1,011	30,441
Chesapeake Energy Corp.	6,403	145,028
Denbury Resources, Inc. (1)	3,884	61,717
Devon Energy Corp.	4,251	275,210
EOG Resources, Inc.	2,462	228,892
Noble Energy, Inc.	1,701	127,728
Occidental Petroleum Corp.	7,915	619,745
Pioneer Natural Resources Co.	1,121	72,899
QEP Resources, Inc.	1,702	51,298
Range Resources Corp.	1,549	59,063
Southwestern Energy Co. (1)	3,386	113,228
		2,407,620
Oil: Integrated — 5.9%
Chevron Corp.	19,630	1,591,012
ConocoPhillips	14,497	832,563
Exxon Mobil Corp. (2)	49,747	3,073,867
Hess Corp.	2,850	168,492
Marathon Oil Corp.	6,924	229,184
Murphy Oil Corp.	1,870	115,790
Williams Companies, Inc.	5,731	109,520
		6,120,428
Oil: Refining And Marketing — 0.2%
Sunoco, Inc.	1,173	42,814
Tesoro Corp.	1,417	18,931
Valero Energy Corp.	5,515	96,568
		158,313
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,616	117,645
The Sherwin-Williams Co.	897	67,400
		185,045
Paper — 0.1%
International Paper Co.	4,262	92,698
MeadWestvaco Corp.	1,668	40,666
		133,364
Personal Care — 2.3%
Clorox Co.	1,373	91,662
Colgate-Palmolive Co.	4,758	365,700
Kimberly-Clark Corp.	4,019	261,436
The Procter & Gamble Co. (2)	27,720	1,662,368
		2,381,166
Pharmaceuticals — 6.5%
Abbott Laboratories	15,074	787,466
Allergan, Inc.	3,000	199,590

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
AmerisourceBergen Corp.	2,717	$83,303
Bristol-Myers Squibb Co.	16,770	454,635
Cardinal Health, Inc.	3,437	113,558
Eli Lilly & Co.	9,863	360,295
Forest Laboratories, Inc.(1)	2,807	86,821
Gilead Sciences, Inc. (1)	8,181	291,325
Hospira, Inc. (1)	1,620	92,356
Johnson & Johnson (2)	26,886	1,665,857
King Pharmaceuticals, Inc. (1)	2,457	24,472
Merck & Co., Inc.	30,077	1,107,134
Mylan, Inc. (1)	3,013	56,675
Pfizer, Inc.	78,532	1,348,394
Watson Pharmaceuticals, Inc. (1)	1,050	44,426
		6,716,307
Photography — 0.0%
Eastman Kodak Co. (1)	2,615	10,983
		10,983
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	600	71,466
		71,466
Production Technology Equipment — 0.2%
Applied Materials, Inc.	13,076	152,728
KLA-Tencor Corp.	1,643	57,883
Novellus Systems, Inc. (1)	904	24,028
Teradyne, Inc. (1)	1,753	19,528
		254,167
Publishing — 0.2%
Gannett Co., Inc.	2,314	28,300
Meredith Corp.	357	11,892
The McGraw-Hill Companies, Inc.	3,017	99,742
The New York Times Co., Class A (1)	1,157	8,955
The Washington Post Co., Class B	63	25,163
		174,052
Radio & Tv Broadcasters — 0.1%
CBS Corp., Class B	6,637	105,263
		105,263
Railroads — 0.8%
CSX Corp.	3,703	204,850
Norfolk Southern Corp.	3,601	214,295
Union Pacific Corp.	4,856	397,221
		816,366
Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A (1)	2,833	51,787
		51,787
Real Estate Investment Trusts — 1.4%
Apartment Investment & Management Co., Class A	1,144	24,459
AvalonBay Communities, Inc.	833	86,574
Boston Properties, Inc.	1,354	112,544
Equity Residential	2,749	130,770
HCP, Inc.	3,024	108,803
Health Care REIT, Inc.	1,199	56,761
Host Hotels & Resorts, Inc.	6,418	92,933
Kimco Realty Corp.	3,964	62,433
Plum Creek Timber Co., Inc.	1,587	56,021
ProLogis	4,647	54,742
Public Storage, Inc.	1,363	132,265
Simon Property Group, Inc.	2,856	264,865
Ventas, Inc.	1,529	78,850
Vornado Realty Trust	1,586	135,651
		1,397,671
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	2,299	65,384
		65,384
Restaurants — 1.2%
Darden Restaurants, Inc.	1,362	58,266
McDonald’s Corp.	10,403	775,128
Starbucks Corp.	7,230	184,943
Yum! Brands, Inc.	4,563	210,172
		1,228,509
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	544	59,525
Pall Corp.	1,141	47,511
Parker Hannifin Corp.	1,565	109,644
Rockwell Automation, Inc.	1,392	85,928
Roper Industries, Inc.	912	59,444
Waters Corp. (1)	910	64,410
		426,462
Scientific Instruments: Electrical — 0.4%
Emerson Electric Co.	7,336	386,314
		386,314
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc. (1)	3,401	113,491
		113,491
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	3,022	92,141
Stericycle, Inc. (1)	838	58,224
Waste Management, Inc.	4,689	167,585
		317,950
Securities Brokerage & Services — 0.5%
CME Group, Inc.	649	169,032
E*TRADE Financial Corp. (1)	1,938	28,179
IntercontinentalExchange, Inc. (1)	718	75,189
NYSE Euronext	2,546	72,739
The Charles Schwab Corp.	9,672	134,441
The NASDAQ OMX Group, Inc. (1)	1,431	27,804
		507,384
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc. (1)	5,519	39,240
Altera Corp.	2,991	90,209
Analog Devices, Inc.	2,903	91,096
Broadcom Corp., Class A	4,379	154,973
Intel Corp.	54,388	1,045,881
Linear Technology Corp.	2,182	67,053
LSI Corp. (1)	6,215	28,340
MEMC Electronic Materials, Inc. (1)	2,215	26,403
Microchip Technology, Inc.	1,825	57,396
Micron Technology, Inc. (1)	8,341	60,139
National Semiconductor Corp.	2,333	29,792
Texas Instruments, Inc.	11,736	318,515
Xilinx, Inc.	2,515	66,924
		2,075,961
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	856	33,658
AutoNation, Inc. (1)	609	14,159
AutoZone, Inc. (1)	289	66,155
Bed, Bath & Beyond, Inc. (1)	2,568	111,477
Best Buy Co., Inc.	3,371	137,638
CarMax, Inc. (1)	2,180	60,735
GameStop Corp., Class A (1)	1,464	28,855
Limited Brands, Inc.	2,586	69,253
Lowe’s Companies, Inc.	13,707	305,529
O’Reilly Automotive, Inc. (1)	1,341	71,341
Office Depot, Inc. (1)	2,686	12,356
RadioShack Corp.	1,216	25,937
Ross Stores, Inc.	1,176	64,233
Staples, Inc.	7,114	148,825
The Gap, Inc.	4,295	80,059

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series—(Continued)

September 30, 2010 (unaudited)	Shares	Value
The Home Depot, Inc.	16,259	$515,085
The TJX Companies, Inc.	3,920	174,950
Urban Outfitters, Inc. (1)	1,264	39,740
		1,959,985
Steel — 0.2%
AK Steel Holding Corp.	1,068	14,749
Allegheny Technologies, Inc.	956	44,406
Nucor Corp.	3,085	117,847
United States Steel Corp.	1,396	61,201
		238,203
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,908	27,494
		27,494
Telecommunications Equipment — 0.4%
American Tower Corp., Class A (1)	3,919	200,888
Motorola, Inc. (1)	22,787	194,373
		395,261
Textiles, Apparel & Shoes — 0.5%
Coach, Inc.	2,903	124,713
NIKE, Inc., Class B	3,772	302,288
Polo Ralph Lauren Corp.	632	56,792
VF Corp.	863	69,920
		553,713
Tobacco — 1.6%
Altria Group, Inc.	20,350	488,807
Lorillard, Inc.	1,458	117,092
Philip Morris International, Inc.	17,935	1,004,719
Reynolds American, Inc.	1,642	97,518
		1,708,136
Toys — 0.1%
Hasbro, Inc.	1,377	61,290
Mattel, Inc.	3,518	82,533
		143,823
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	2,077	96,019
United Parcel Service, Inc., Class B	9,675	645,226
		741,245
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,600	111,872
		111,872
Utilities: Electrical — 3.2%
Allegheny Energy, Inc.	1,657	40,630
Ameren Corp.	2,324	66,002
American Electric Power, Inc.	4,653	168,578
CMS Energy Corp. (1)	2,262	40,761
Consolidated Edison, Inc.	2,751	132,653
Constellation Energy Group	1,988	64,093
Dominion Resources, Inc.	5,762	251,569
DTE Energy Co.	1,645	75,555
Duke Energy Corp.	12,862	227,786
Edison International	3,194	109,842
Entergy Corp.	1,835	140,433
Exelon Corp.	6,445	274,428
FirstEnergy Corp.	2,982	114,926
NextEra Energy, Inc.	4,037	219,573
Northeast Utilities	1,713	50,653
NRG Energy, Inc. (1)	2,510	52,258
Pepco Holdings, Inc.	2,213	41,162
PG&E Corp.	3,798	172,505
Pinnacle West Capital Corp.	1,074	44,324
PPL Corp.	4,729	128,771
Progress Energy, Inc.	2,839	126,108
Public Service Enterprise Group, Inc.	4,912	162,489
SCANA Corp.	1,086	43,788
Southern Co.	8,118	302,314
TECO Energy, Inc.	2,073	35,904
The AES Corp. (1)	6,524	74,047
Wisconsin Energy Corp.	1,134	65,545
Xcel Energy, Inc.	4,475	102,791
		3,329,488
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	4,147	65,191
Nicor, Inc.	446	20,436
NiSource, Inc.	2,725	47,415
ONEOK, Inc.	1,026	46,211
Sempra Energy	2,415	129,927
		309,180
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	746	38,837
		38,837
Utilities: Telecommunications — 3.0%
AT&T, Inc. (2)	57,682	1,649,705
CenturyLink, Inc.	2,915	115,026
Frontier Communications Corp.	9,696	79,216
MetroPCS Communications, Inc. (1)	2,547	26,642
Qwest Communications International, Inc.	16,980	106,465
Sprint Nextel Corp. (1)	29,155	134,988
Verizon Communications, Inc.	27,616	900,005
Windstream Corp.	4,710	57,886
		3,069,933
Total Common Stocks (Cost $73,907,746)		100,926,691

	Principal Amount
U.S. Government Securities — 0.6%
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.185% due 3/24/2011 (2)	$200,000	199,821
0.19% due 1/20/2011 (2)	100,000	99,942
0.151% due 11/26/2010 (2)	50,000	49,988
		349,751
U.S. Treasury Notes — 0.2%
U.S. Treasury Notes
1.00% due 8/31/2011	75,000	75,498
3.125% due 5/15/2019	145,000	154,074
		229,572
Total U.S. Government Securities (Cost $566,742)		579,323
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.13% dated 9/30/2010, maturity value of $2,051,007, due 10/1/2010 (3)	2,051,000	2,051,000
Total Repurchase Agreements (Cost $2,051,000)		2,051,000
Total Investments — 100.0% (Cost $76,525,488)		103,557,014
Other Assets, Net — 0.0%		33,297
Total Net Assets — 100.0%		$103,590,311

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series—(Continued)

Security	Coupon	Maturity Date	Value
FHLMC	3.000%	8/11/2017	$2,093,288

The table below presents futures contracts as of September 30, 2010.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts S&P 500 E Mini Index	46	12/17/2010	$2,614	$46,892

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$100,926,691	$—	$—	$100,926,691
U.S. Government Securities	—	579,323	—	579,323
Repurchase Agreement	—	2,051,000	—	2,051,000
Other Financial Instruments	—	—	—	—
Financial Futures Contracts	46,892	—	—	46,892
Total	$100,973,583	$2,630,323	$—	$103,603,906

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2010, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners VIP Series	$12,149,111	$1,754,834	$2,049,054	$(294,220)
RS Value VIP Series	3,858,160	440,446	514,877	(74,431)
RS Large Cap Alpha VIP Series	772,645,176	98,439,673	109,756,608	(11,316,935)
RS Global Natural Resources VIP Series	12,356,721	1,653,131	1,905,139	(252,008)
RS Small Cap Growth Equity VIP Series	83,916,893	15,176,977	17,693,487	(2,516,510)
RS International Growth VIP Series	204,936,688	43,831,496	47,482,392	(3,650,896)
RS Emerging Markets VIP Series	98,608,460	48,137,772	50,317,545	(2,179,773)
RS Investment Quality Bond VIP Series	627,489,266	32,335,925	34,762,614	(2,426,689)
RS Low Duration Bond VIP Series	98,030,151	2,018,832	2,106,908	(88,076)
RS High Yield Bond VIP Series	76,247,508	4,023,638	5,314,613	(1,290,975)
RS Money Market VIP Series	177,212,443	—	—	—
RS S&P 500 Index VIP Series	84,762,112	18,794,902	26,419,306	(7,624,404)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC Topic 820 established a hierarchy to establish classification of fair value measurement for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

During the nine-month period ended September 30, 2010, there were no significant transfers between level 1 and level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2010.

Derivative Instrument Type	RS S&P 500 Index VIP Series
Financial Futures Contracts	$46,892

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/S/ TERRY R. OTTON
Terry R. Otton, President
(Principal Executive Officer)

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ TERRY R. OTTON
Terry R. Otton, President
(Principal Executive Officer)

Date:	November 19, 2010

By:	/S/ JAMES E. KLESCEWSKI
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	November 19, 2010